UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07655

Driehaus Mutual Funds

(Exact name of registrant as specified in charter)

25 East Erie Street

Chicago, IL 60611

(Address of principal executive offices) (Zip code)

Janet L. McWilliams

Driehaus Capital Management LLC

25 East Erie Street

Chicago, IL 60611

(Name and address of agent for service)

Registrant’s telephone number, including area code: 312-587-3800

Date of fiscal year end: December 31

Date of reporting period: March 31, 2014

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

Driehaus International Discovery Fund

Schedule of Investments

March 31, 2014 (unaudited)

Number of Shares		Value (Note A)
EQUITY SECURITIES — 99.1%
EUROPE — 46.9%
United Kingdom — 17.3%
Aberdeen Asset Management PLC	124,415	$809,550
African Minerals, Ltd.**	193,395	503,777
ARM Holdings PLC	75,592	1,257,703
Ashtead Group PLC	127,704	2,024,682
ASOS PLC**	17,888	1,546,259
Associated British Foods PLC	17,944	831,940
Barratt Developments PLC	190,640	1,311,021
Booker Group PLC	243,960	671,487
Countrywide PLC	229,659	2,505,907
Genel Energy PLC**	132,040	2,161,667
Halma PLC	197,806	1,899,476
Jazztel PLC**	136,753	2,079,922
Pets at Home Group PLC**	362,345	1,449,791
St. James’s Place PLC	87,285	1,200,509
Tullow Oil PLC	91,160	1,137,543

		21,391,234

France — 5.5%
Edenred	30,874	968,707
Eurofins Scientific	5,007	1,498,575
JC Decaux SA	29,734	1,302,427
Safran SA	31,229	2,163,619
Valeo SA	6,456	909,427

		6,842,755

Netherlands — 4.6%
Airbus Group NV	16,817	1,204,507
ASML Holding NV	6,964	645,005
LyondellBasell Industries NV — A	23,202	2,063,586
Sensata Technologies Holding NV**	40,834	1,741,162

		5,654,260

Ireland — 4.2%
Eaton Corp. PLC	23,003	1,727,985
Endo International PLC**	19,625	1,347,256
ICON PLC**	19,536	928,937
Jazz Pharmaceuticals PLC**	8,069	1,119,009

		5,123,187

Switzerland — 4.0%
Glencore Xstrata PLC	126,033	648,834
Roche Holding AG	14,255	4,273,033

		4,921,867

Germany — 3.6%
Aareal Bank AG	14,433	634,788
Adidas AG	5,783	625,727
Aurelius AG	36,037	1,370,743
Continental AG	2,852	683,267
MorphoSys AG**	11,958	1,108,702

		4,423,227

Denmark — 3.3%
Christian Hansen Holding AS	33,593	1,332,723
Genmab AS**	13,862	563,499
GN Store Nord AS	51,845	1,286,714
Matas AS**	32,566	913,400

		4,096,336

Italy — 3.0%
Azimut Holding SpA	36,233	1,292,841

Number of Shares		Value (Note A)
Brembo SpA	26,597	$1,006,910
Moncler SpA	81,118	1,386,852

		3,686,603

Norway — 0.9%
Telenor ASA	52,643	1,166,660
Russia — 0.5%
Magnit — SP GDR	11,436	626,693

Total EUROPE		57,932,822

FAR EAST — 38.7%
China — 16.7%
21Vianet Group, Inc. — ADR**	46,229	1,326,772
AIA Group, Ltd.	403,639	1,915,028
Baidu, Inc. — SP ADR**	15,580	2,374,080
Galaxy Entertainment Group, Ltd.	283,963	2,469,323
Haitong Securities Co., Ltd. — H	505,427	669,863
Melco Crown Entertainment, Ltd. — ADR	64,380	2,488,287
New Oriental Education & Technology Group, Inc. — SP ADR	69,516	2,040,295
Qihoo 360 Technology Co., Ltd. — ADR**	8,243	820,838
Sands China, Ltd.	117,952	881,237
Techtronic Industries Co.	208,029	579,311
Tencent Holdings, Ltd.	49,042	3,411,095
Vipshop Holdings, Ltd. — ADR**	10,901	1,627,519

		20,603,648

Japan — 15.5%
Calbee, Inc.	27,314	642,791
CyberAgent, Inc.	29,509	1,129,299
Dainippon Sumitomo Pharma Co., Ltd.	50,554	803,261
Digital Garage, Inc.	69,439	1,182,713
F@N Communications, Inc.	60,972	1,089,893
Hulic Co., Ltd.	145,091	1,987,683
Kanamoto Co., Ltd.	41,039	1,200,773
M3, Inc.	77,200	1,267,033
Ono Pharmaceutical Co., Ltd.	10,534	912,406
Softbank Corp.	41,607	3,144,258
Tokai Tokyo Financial Holdings, Inc.	294,438	2,470,409
Tokyo Tatemono Co., Ltd.	214,423	1,838,535
Zenkoku Hosho Co., Ltd.	54,074	1,426,571

		19,095,625

Philippines — 1.6%
Puregold Price Club, Inc.	1,000,204	981,357
Robinsons Retail Holdings, Inc.**	646,099	979,702

		1,961,059

Taiwan — 1.5%
Chailease Holding Co., Ltd.	359,469	862,891
Ginko International Co., Ltd.	61,350	1,057,672

		1,920,563

Singapore — 1.2%
Global Logistic Properties, Ltd.	717,757	1,512,088

Driehaus International Discovery Fund

Schedule of Investments

March 31, 2014 (unaudited)

Number of Shares		Value (Note A)
Cambodia — 1.1%
NagaCorp, Ltd.	1,332,635	$1,388,215
Malaysia — 1.1%
Astro Malaysia Holdings BHD	1,341,555	1,314,646

Total FAR EAST		47,795,844

NORTH AMERICA — 9.7%
Canada — 8.2%
Canadian Pacific Railway, Ltd.	12,833	1,930,468
Dollarama, Inc.	16,186	1,233,094
Intact Financial Corp.	20,458	1,273,189
Methanex Corp.	18,277	1,168,631
Pacific Rubiales Energy Corp.	21,652	389,951
Pembina Pipeline Corp.	36,538	1,387,486
Trinidad Drilling, Ltd.	139,339	1,460,822
Valeant Pharmaceuticals International, Inc.**	9,513	1,251,534

		10,095,175

Mexico — 1.5%
Fibra Uno Administracion SA de CV — REIT	565,826	1,830,684

Total NORTH AMERICA		11,925,859

MIDDLE EAST — 2.0%
Israel — 2.0%
CaesarStone Sdot-Yam, Ltd.	19,277	1,048,283
Plus500, Ltd.	49,176	490,260
Teva Pharmaceutical Industries, Ltd. — SP ADR	17,530	926,285

		2,464,828

Total MIDDLE EAST		2,464,828

SOUTH AMERICA — 1.8%
Brazil — 1.8%
Anhanguera Educacional Participacoes SA	116,165	721,360
Kroton Educacional SA	71,079	1,543,125

		2,264,485

Total SOUTH AMERICA		2,264,485

Total EQUITY SECURITIES (Cost $109,529,721)		122,383,838

TOTAL INVESTMENTS (COST $109,529,721)	99.1%	$122,383,838
Other Assets In Excess Of Liabilities	0.9%	1,115,522

Net Assets	100.0%	$123,499,360

The federal income tax basis and unrealized appreciation (depreciation) for all investments is as follows:

Basis:	$110,594,919

Gross Appreciation	$16,500,283
Gross Depreciation	(4,711,364)

Net Appreciation	$11,788,919

**	Non-income producing security
ADR	— American Depository Receipt
REIT	— Real Estate Investment Trust
SP ADR	— Sponsored American Depository Receipt
SP GDR	— Sponsored Global Depository Receipt

See accompanying Notes to Schedule of Investments.

Driehaus Emerging Markets Growth Fund

Schedule of Investments

March 31, 2014 (unaudited)

	Number of Shares	Value (Note A)
EQUITY SECURITIES — 88.4%
FAR EAST — 46.4%
China — 15.8%
21Vianet Group, Inc. — ADR**	373,202	$10,710,897
AIA Group, Ltd.	4,415,510	20,948,981
Anton Oilfield Services Group	7,077,916	4,498,695
AviChina Industry & Technology Co., Ltd. — H	26,967,195	15,019,439
Baidu, Inc. — SP ADR**	57,303	8,731,831
Cathay Pacific Airways, Ltd.	4,318,600	8,050,919
China Medical System Holdings, Ltd.	7,345,000	8,314,201
China Modern Dairy Holdings, Ltd.**	16,331,375	7,011,343
CT Environmental Group, Ltd.**	27,127,211	21,193,953
ENN Energy Holdings, Ltd.	1,184,606	8,254,748
Galaxy Entertainment Group, Ltd.	1,794,853	15,607,920
New Oriental Education & Technology Group, Inc. — SP ADR	297,016	8,717,419
PAX Global Technology, Ltd.**	11,136,714	5,671,375
PetroChina Co., Ltd. — ADR	73,021	7,922,778
Ping An Insurance Group Co. — H	3,806,364	31,554,078
Qihoo 360 Technology Co., Ltd. — ADR**	126,893	12,636,005
Tencent Holdings, Ltd.	408,512	28,413,875
Trina Solar, Ltd. — SP ADR**	1,166,373	15,687,717
Vipshop Holdings, Ltd. — ADR**	178,992	26,723,506
Want Want China Holdings, Ltd.	7,506,519	11,206,793

		276,876,473

Taiwan — 8.3%
Delta Electronics, Inc.	3,040,937	18,773,373
Epistar Corp.	6,217,000	14,923,658
Hermes Microvision, Inc.	394,000	15,784,583
Hiwin Technologies Corp.	855,000	8,282,571
Hota Industrial Manufacturing Co., Ltd	7,913,000	13,797,892
Largan Precision Co., Ltd.	203,000	9,599,212
MediaTek, Inc.	1,037,000	15,306,839
Taiwan Semiconductor Manufacturing Co., Ltd. — SP ADR	2,421,993	48,488,300

		144,956,428

South Korea — 6.7%
Cheil Worldwide, Inc.**	303,723	6,833,732
Hotel Shilla Co., Ltd.	202,675	16,393,741
Hyundai Development Co.	381,884	10,762,854
Hyundai Mobis Co., Ltd.	82,442	24,396,853
i-SENS, Inc.**	92,678	4,614,528
Samsung Electronics Co., Ltd. — Pref.	32,346	32,119,613

	Number of Shares	Value (Note A)
Shinhan Financial Group Co., Ltd.	515,467	$22,760,063

		117,881,384

India — 6.5%
Bharti Infratel, Ltd.	2,979,643	10,147,924
Glenmark Pharmaceuticals, Ltd.	1,711,078	16,193,249
HCL Technologies, Ltd.	1,042,293	24,270,867
HDFC Bank, Ltd. — ADR	428,630	17,586,689
ITC, Ltd.	4,678,175	27,639,400
Maruti Suzuki India Ltd	535,701	17,686,273

		113,524,402

Indonesia — 2.5%
PT Bank Mandiri Persero Tbk	18,339,925	15,256,364
PT Kalbe Farma Tbk	70,339,400	9,071,058
PT Matahari Department Store Tbk	14,246,522	17,431,924
PT Matahari Putra Prima Tbk	9,678,529	2,287,575

		44,046,921

Philippines — 2.4%
Alliance Global Group, Inc.	40,640,509	25,827,952
Puregold Price Club, Inc.	8,599,916	8,437,871
Robinsons Retail Holdings, Inc.**	5,178,754	7,852,721

		42,118,544

Thailand — 2.0%
Airports of Thailand PCL — NVDR	2,147,900	12,845,025
BEC World Public Co., Ltd. — NVDR	2,518,334	4,230,863
Thai Beverage PCL	35,228,000	16,943,271

		34,019,159

Cambodia — 0.9%
NagaCorp, Ltd.	15,760,241	16,417,553
Singapore — 0.5%
Global Logistic Properties, Ltd.	4,135,359	8,711,902
Malaysia — 0.5%
Tenaga Nasional BHD	2,355,438	8,626,868
Vietnam — 0.3%
Viet Nam Dairy Products JSC	865,410	5,783,757

Total FAR EAST		812,963,391

SOUTH AMERICA — 11.8%
Brazil — 8.8%
BB Seguridade Participacoes SA	2,952,575	32,414,563
BRF SA	612,400	12,261,495
Estacio Participacoes SA	3,941,448	39,779,268
Itau Unibanco Holding SA — PREF ADR	2,022,026	30,047,306
Linx SA	464,000	9,163,438
Ultrapar Participacoes SA	911,018	21,902,174
Vale SA — SP ADR	627,399	8,676,928

		154,245,172

Colombia — 2.1%
Bancolombia SA — SP ADR	401,923	22,700,611

Driehaus Emerging Markets Growth Fund

Schedule of Investments

March 31, 2014 (unaudited)

Number of Shares		Value (Note A)
Cementos Argos SA — Pref.	2,688,340	$13,687,502

		36,388,113

Peru — 0.9%
Credicorp, Ltd.	120,305	16,592,465

Total SOUTH AMERICA		207,225,750

NORTH AMERICA — 11.7%
United States — 5.2%
Cognizant Technology Solutions Corp. — A**	172,841	8,747,483
Mead Johnson Nutrition Co.	188,114	15,639,798
Nexteer Automotive Group, Ltd.	8,812,292	6,896,231
Samsonite International SA	3,880,208	12,006,058
Schlumberger, Ltd.	272,840	26,601,900
Yahoo! Inc.**	605,206	21,726,895

		91,618,365

Mexico — 5.2%
Banregio Grupo Financiero SAB de CV	2,815,561	16,357,880
Cemex SAB de CV**	23,422,328	29,691,665
Fibra Uno Administracion SA de CV — REIT	8,187,249	26,489,173
Grupo Televisa SAB — SP ADR	553,040	18,410,701
Infraestructura Energetica Nova SAB de CV	55,704	288,600

		91,238,019

Canada — 1.0%
Gran Tierra Energy, Inc.**	2,239,186	16,811,618
British Virgin Islands — 0.3%
Luxoft Holding, Inc.**	131,812	4,622,647

Total NORTH AMERICA		204,290,649

EUROPE — 11.4%
United Kingdom — 4.5%
Afren PLC**	6,014,700	14,158,605
Bank of Georgia Holdings, PLC	634,191	26,358,104
British American Tobacco PLC	239,427	13,313,918
Genel Energy PLC**	707,832	11,588,134
Hikma Pharmaceuticals PLC	494,353	13,689,217

		79,107,978

Russia — 2.0%
Magnit — SP GDR	192,089	10,526,477
Mail.ru Group, Ltd. — GDR	287,055	10,176,100
Sberbank RF — SP ADR	1,509,488	14,672,223

		35,374,800

Poland — 1.4%
Powszechna Kasa Oszczednosci Bank Polski SA	1,691,002	23,756,123
Turkey — 1.2%
BIM Birlesik Magazalar AS	915,841	20,630,713
Netherlands — 1.1%
Heineken NV	125,559	8,738,811
Yandex NV — A**	332,626	10,041,979

		18,780,790

Luxembourg — 0.7%
Tenaris SA — ADR	281,355	12,449,959
Greece — 0.5%
Piraeus Bank SA**	3,158,862	8,703,658

Number of Shares		Value (Note A)
Total EUROPE		198,804,021

AFRICA — 5.3%
South Africa — 4.7%
Anglo American Platinum, Ltd.**	199,746	$8,986,483
Coronation Fund Managers, Ltd.	1,822,932	17,141,933
MTN Group, Ltd.	794,794	16,272,592
Naspers, Ltd. — N	228,522	25,208,182
Sanlam, Ltd.	2,743,971	14,996,969

		82,606,159

Kenya — 0.6%
Safaricom, Ltd.	67,105,900	9,592,105

Total AFRICA		92,198,264

MIDDLE EAST — 1.3%
Qatar — 0.9%
Qatar National Bank SAQ	297,723	15,338,918
United Arab Emirates — 0.4%
Al Noor Hospitals Group PLC**	388,609	6,958,072

Total MIDDLE EAST		22,296,990

CENTRAL AMERICA — 0.5%
Panama — 0.5%
Copa Holdings, SA — A	63,935	9,282,722

Total CENTRAL AMERICA		9,282,722

Total EQUITY SECURITIES (Cost $1,392,445,016)		1,547,061,787

EQUITY CERTIFICATES — 4.8%
MIDDLE EAST — 4.8%
Saudi Arabia — 4.8%
Al Tayyar Travel Group†	814,500	24,758,489
Aldrees Petroleum and Transport Services Co.†	1,769,012	18,679,023
Jarir Marketing Co.†	265,389	14,577,342
Saudi Airlines Catering Co.†	636,161	26,716,268

Total MIDDLE EAST		84,731,122

Total EQUITY CERTIFICATES (Cost $76,693,619)		84,731,122

EXCHANGE-TRADED FUNDS — 0.9%
NORTH AMERICA — 0.9%
United States — 0.9%
Market Vectors Vietnam ETF	689,161	14,947,902
Total NORTH AMERICA		14,947,902
Total EXCHANGE-TRADED FUNDS (Cost $14,285,294)		14,947,902

TOTAL INVESTMENTS (COST $1,483,423,929)	94.1%	$1,646,740,811
Other Assets In Excess Of Liabilities	5.9%	103,349,045

Net Assets	100.0%	$1,750,089,856

Driehaus Emerging Markets Growth Fund

Schedule of Investments

March 31, 2014 (unaudited)

The federal income tax basis and unrealized appreciation (depreciation) for all investments is as follows:

Basis:	$1,487,077,355

Gross Appreciation	$180,867,910
Gross Depreciation	(21,204,454)

Net Appreciation	$159,663,456

**	Non-income producing security
†	Restricted security - Investments in securities not registered under the Securities Act of 1933, excluding 144A securities. At March 31, 2014, the value of these restricted securities amounted to $84,731,122 or 4.8% of net assets.

Additional information on each restricted security is as follows:

Security	Counterparty	Acquisition Date(s)	Acquisition Cost
Al Tayyar Travel Group	MLCO	1/2/14 to 3/18/14	$19,910,453
Aldrees Petroleum and Transport Services Co.	MLCO	2/10/14 to 3/24/14	19,076,690
Jarir Marketing Co.	HSBC	3/3/14 to 3/5/14	13,447,044
Saudi Airlines Catering Co.	MLCO	11/20/13 to 3/19/14	24,259,432

ADR	— American Depository Receipt
GDR	— Global Depository Receipt
HSBC	— Hong Kong Shanghai Banking Corporation
MLCO	— Merrill Lynch & Co., Inc.
NVDR	— Non-Voting Depository Receipt
PREF ADR	— Preferred American Depository Receipt
REIT	— Real Estate Investment Trust
SP ADR	— Sponsored American Depository Receipt
SP GDR	— Sponsored Global Depository Receipt

See accompanying Notes to Schedule of Investments.

Driehaus Emerging Markets Small Cap Growth Fund

Schedule of Investments

March 31, 2014 (unaudited)

Number of Shares		Value (Note A)
EQUITY SECURITIES — 72.8%
FAR EAST — 46.4%
China — 16.9%
21Vianet Group, Inc. — ADR**	97,867	$2,808,783
Airtac International Group	106,000	1,098,202
Anton Oilfield Services Group	4,879,940	3,101,670
Autohome, Inc. — ADR**	35,401	1,359,752
AviChina Industry & Technology Co., Ltd. — H	5,200,000	2,896,152
China Hongqiao Group, Ltd.	2,984,000	1,885,077
China Medical System Holdings, Ltd.	3,159,000	3,575,842
China Singyes Solar Technologies Holdings, Ltd.	1,886,000	2,981,030
Coolpad Group, Ltd.	8,117,738	3,987,440
CT Environmental Group, Ltd.**	11,290,975	8,821,415
Hilong Holding, Ltd.	4,820,353	2,647,419
Paradise Entertainment, Ltd.	1,700,000	1,315,026
PAX Global Technology, Ltd.**	5,103,334	2,598,874
Travelsky Technology, Ltd. — H	1,365,696	1,211,370
Trina Solar, Ltd. — SP ADR**	197,497	2,656,335
Vipshop Holdings, Ltd. — ADR**	18,494	2,761,154

		45,705,541

South Korea — 6.5%
Amicogen, Inc.**	43,051	2,818,972
Hans Biomed Corp.	133,880	2,201,043
Hansae Co., Ltd.	38,680	815,788
Hotel Shilla Co., Ltd.	23,865	1,930,365
i-SENS, Inc.**	46,510	2,315,778
Kolao Holdings	1,994	46,363
Mando Corp.	23,645	2,998,802
Paradise Co., Ltd.	103,721	3,161,958
Youngone Corp.	34,770	1,291,891

		17,580,960

Indonesia — 4.4%
PT Ace Hardware Indonesia Tbk	20,004,100	1,320,693
PT Bumi Serpong Damai Tbk	20,841,000	2,999,563
PT Malindo Feedmill Tbk	4,450,700	1,283,102
PT Matahari Department Store Tbk	3,179,966	3,890,980
PT Pakuwon Jati Tbk	37,958,200	1,169,487
PT Tempo Scan Pacific Tbk	3,856,500	1,076,154

		11,739,979

Philippines — 3.7%
Emperador, Inc.**	11,478,300	2,989,554
Megaworld Corp.	26,998,069	2,522,509
Philippine Seven Corp.	338,260	744,029
Puregold Price Club, Inc.	1,138,600	1,117,146
Security Bank Corp.	280,490	662,993

Number of Shares		Value (Note A)
Vista Land & Lifescapes, Inc.	16,104,797	$1,892,570

		9,928,801

Taiwan — 3.1%
Epistar Corp.	1,218,000	2,923,760
Hermes Microvision, Inc.	48,000	1,922,995
Hota Industrial Manufacturing Co., Ltd	1,370,000	2,388,868
Vanguard International Semiconductor Corp.	726,000	1,082,354

		8,317,977

Thailand — 2.8%
BEC World Public Co., Ltd. — NVDR	1,110,300	1,865,331
Bumrungrad Hospital PCL	680,900	2,020,241
MC Group PCL — NVDR	3,605,100	1,789,214
Sino Thai Engineering & Construction PCL — NVDR	3,845,984	1,908,765

		7,583,551

Malaysia — 2.3%
Dayang Enterprise Holdings, BHD	1,090,200	1,251,952
Dialog Group BHD	2,959,500	3,253,592
Oldtown BHD	2,823,250	1,711,847

		6,217,391

Cambodia — 1.9%
NagaCorp, Ltd.	5,038,577	5,248,721
Sri Lanka — 1.8%
Commercial Bank of Ceylon PLC	1,689,221	1,589,703
Hatton National Bank PLC	1,695,335	1,945,679
John Keells Holdings PLC	814,836	1,415,209

		4,950,591

India — 1.3%
Makemytrip, Ltd.**	124,000	3,357,920
Singapore — 1.0%
IGG, Inc.	2,895,000	2,623,845
Australia — 0.8%
Donaco International, Ltd.**	1,690,104	2,249,230

Total FAR EAST		125,504,507

EUROPE — 7.9%
United Kingdom — 2.7%
Afren PLC**	1,201,525	2,828,390
Eros International PLC**	54,035	868,342
Genel Energy PLC**	111,075	1,818,443
Hikma Pharma- ceuticals PLC	66,270	1,835,094

		7,350,269

Turkey — 1.6%
Otokar Otomotiv Ve Savunma Sanayi AS	83,156	2,137,487
Ulker Biskuvi Sanayi AS	320,747	2,256,037

		4,393,524

Norway — 1.4%
DNO International ASA**	993,583	3,791,605
Greece — 1.1%
Diana Shipping, Inc.**	253,142	3,035,173
Austria — 1.1%
C.A.T. oil AG	139,806	2,920,851

Driehaus Emerging Markets Small Cap Growth Fund

Schedule of Investments

March 31, 2014 (unaudited)

Number of Shares		Value (Note A)
Total EUROPE		21,491,422

NORTH AMERICA — 7.6%
Canada — 3.1%
Africa Oil Corp.**	225,503	$1,512,110
Continental Gold, Ltd.**	541,399	1,870,777
Gran Tierra Energy, Inc.**	176,809	1,322,531
SEMAFO, Inc.	1,017,667	3,590,141

		8,295,559

Mexico — 2.6%
Alsea SAB de CV	795,867	2,886,470
Banregio Grupo Financiero SAB de CV	353,260	2,052,374
Qualitas Controladora SAB de CV	740,600	2,014,945

		6,953,789

United States — 1.1%
Nexteer Automotive Group, Ltd.	4,019,000	3,145,147
British Virgin Islands — 0.8%
Luxoft Holding, Inc.**	62,937	2,207,201

Total NORTH AMERICA		20,601,696

SOUTH AMERICA — 5.2%
Brazil — 5.2%
Aliansce Shopping Centers SA	401,500	3,140,866
Arezzo Industria e Comercio SA	175,700	2,144,175
Cyrela Brazil Realty SA Empreendi- mentos e Participacoes	348,500	2,111,888
Estacio Participacoes SA	231,700	2,338,444
Linx SA	90,041	1,778,201
Marcopolo SA — Pref.	651,000	1,305,443
Mills Estruturas e Servicos de Engenharia SA	92,400	1,134,537

		13,953,554

Total SOUTH AMERICA		13,953,554

AFRICA — 4.1%
South Africa — 1.8%
Clicks Group, Ltd.	169,167	1,053,277
Coronation Fund Managers, Ltd.	201,140	1,891,419
Mr. Price Group, Ltd.	131,148	1,960,867

		4,905,563

Kenya — 1.2%
Safaricom, Ltd.	22,854,400	3,266,804
Nigeria — 1.1%
Guaranty Trust Bank PLC	5,786,540	894,013
Zenith Bank PLC	15,619,928	1,892,751

		2,786,764

Total AFRICA		10,959,131

MIDDLE EAST — 1.6%
Pakistan — 0.9%
Lucky Cement, Ltd.	731,417	2,358,318
Qatar — 0.7%
Gulf International Services OSC	87,011	1,875,829

Total MIDDLE EAST		4,234,147

Total EQUITY SECURITIES (Cost $176,541,111)		196,744,457

Number of Shares		Value (Note A)
EQUITY CERTIFICATES — 17.3%
MIDDLE EAST — 9.5%
Saudi Arabia — 9.5%
Al Khleej Training and Education Co.†	97,634	$1,640,098
Al Tayyar Travel Group†	106,646	3,241,743
Aldrees Petroleum and Transport Services Co.†	254,501	2,687,280
Bank Al-Jazira†**	440,617	4,910,952
Dallah Healthcare Holding Co.†	98,971	2,348,693
Emaar Economic City†**	561,347	2,574,471
Jarir Marketing Co.†	81,162	4,458,083
Saudi Airlines Catering Co.†	94,025	3,948,681

		25,810,001

Total MIDDLE EAST		25,810,001

FAR EAST — 7.8%
India — 7.8%
Aurobindo Pharma, Ltd.†	150,806	1,291,595
Crompton Greaves, Ltd.†	530,388	1,424,492
Divi’s Laboratories, Ltd.†	56,843	1,300,044
Eicher Motors, Ltd.†	19,857	1,982,126
Ipca Laboratories, Ltd.†	79,744	1,128,079
Just Dial, Ltd.† **	123,250	3,197,514
Kaveri Seed Co., Ltd.†	395,325	4,234,407
SKS Microfinance, Ltd.†**	1,112,173	3,798,958
Va Tech Wabag, Ltd.†	88,239	1,156,574
Yes Bank, Ltd.†	215,668	1,494,843

		21,008,632

Total FAR EAST		21,008,632

Total EQUITY CERTIFICATES (Cost $36,638,812)		46,818,633

PURCHASED PUT OPTIONS — 0.7%
iShares China Large-Cap Index Fund, Exercise Price $35.00, Expiration Date April, 2014	15,000	600,000
iShares China Large-Cap Index Fund, Exercise Price $32.50, Expiration Date April, 2014	5,000	30,000
iShares MSCI Emerging Markets Index Fund, Exercise Price $40.00, Expiration Date April, 2014	5,000	180,000
iShares MSCI Emerging Markets Index Fund, Exercise Price $41.00, Expiration Date April, 2014	10,000	720,000
SPDR S&P 500 ETF Trust Fund, Exercise Price $180.00, Expiration Date April, 2014	10,000	430,000

Total PURCHASED PUT OPTIONS (Premiums Paid $3,472,992)		1,960,000

Driehaus Emerging Markets Small Cap Growth Fund

Schedule of Investments

March 31, 2014 (unaudited)

	Number of Shares	Value (Note A)
TOTAL INVESTMENTS (COST $216,652,915)	90.8%	$245,523,090
Other Assets In Excess Of Liabilities	9.2%	24,829,046

Net Assets	100.0%	$270,352,136

WRITTEN PUT OPTIONS — 0.0%
iShares China Large-Cap Index Fund, Exercise Price $30.00, Expiration Date April, 2014	(5,000)	(5,000)
iShares MSCI Emerging Markets Index Fund, Exercise Price $35.00, Expiration Date April, 2014	(12,000)	(24,000)

Total WRITTEN PUT OPTIONS (Premiums received $283,014)		(29,000)

The federal income tax basis and unrealized appreciation (depreciation) for all investments is as follows:

Basis:	$217,787,027

Gross Appreciation	$34,772,617
Gross Depreciation	(7,036,554)

Net Appreciation	$27,736,063

**	Non-income producing security
†	Restricted security - Investments in securities not registered under the Securities Act of 1933, excluding 144A securities. At March 31, 2014, the value of these restricted securities amounted to $46,818,633 or 17.3% of net assets.

Additional information on each restricted security is as follows:

Security	Counterparty	Acquisition Date(s)	Acquisition Cost
Al Khleej Training and Education Co.	CSFB	02/24/14	$1,537,407
Al Tayyar Travel Group	MLCO	07/11/13 to 01/27/14	2,064,929
Aldrees Petroleum and Transport Services Co.	MLCO	01/21/14 to 02/10/14	2,608,448
Aurobindo Pharma, Ltd.	MLCO	10/03/2013	518,365
Bank Al-Jazira	MSCO	02/19/13 to 03/13/14	4,206,819
Crompton Greaves, Ltd.	MLCO	03/07/2014	1,254,951
Dallah Healthcare Holding Co.	HSBC	12/18/13 to 12/24/14	1,843,376
Divi’s Laboratories, Ltd.	MLCO	11/12/2013	1,018,274
Eicher Motors, Ltd.	MLCO	04/29/13 to 03/05/14	1,332,266
Emaar Economic City	MSCO	05/29/13 to 06/04/13	1,458,128
Ipca Laboratories, Ltd.	MLCO	03/04/13 to 03/14/13	721,207
Jarir Marketing Co.	HSBC	12/16/13 to 03/04/14	3,712,605

Security	Counterparty	Acquisition Date(s)	Acquisition Cost
Just Dial, Ltd.	MLCO	02/06/14 to 03/05/14	2,907,878
Kaveri Seed Co., Ltd.	MLCO	10/05/12 to 03/07/14	2,232,759
Saudi Airlines Catering Co.	MSCO	03/20/2014	3,859,219
SKS Microfinance, Ltd.	MLCO	11/05/13 to 03/03/14	3,082,829
Va Tech Wabag, Ltd.	MLCO	03/06/14 to 03/10/14	1,002,231
Yes Bank, Ltd.	MLCO	03/07/2014	1,277,121

ADR	— American Depository Receipt
CSFB	— Credit Suisse First Boston
HSBC	— Hong Kong Shanghai Banking Corporation
MLCO	— Merrill Lynch & Co., Inc.
MSCO	— Morgan Stanley
NVDR	— Non-Voting Depository Receipt
SP ADR	— Sponsored American Depository Receipt

See accompanying Notes to Schedule of Investments.

Driehaus International Small Cap Growth Fund

Schedule of Investments

March 31, 2014 (unaudited)

	Number of Shares	Value (Note A)
EQUITY SECURITIES — 97.2%
EUROPE — 51.1%
United Kingdom — 22.0%
Bank of Georgia Holdings, PLC	52,584	$2,185,484
Barratt Developments PLC	371,255	2,553,101
Bellway PLC	93,392	2,584,578
Bodycote PLC	161,040	2,166,602
Booker Group PLC	964,990	2,656,083
Britvic PLC	337,771	4,178,285
Countrywide PLC	240,570	2,624,961
Crest Nicholson Holdings PLC	384,897	2,523,715
Elementis PLC	607,270	2,900,536
Essentra PLC	212,380	3,089,234
Foxtons Group PLC	202,572	1,214,088
Genel Energy PLC**	81,264	1,330,398
Great Portland Estates PLC — REIT	256,235	2,695,502
Halma PLC	256,284	2,461,024
Hays PLC	1,272,035	3,074,956
IG Group Holdings PLC	231,101	2,417,616
Jazztel PLC**	192,402	2,926,306
Monitise PLC**	2,167,748	2,565,895
Paragon Group of Companies PLC	355,697	2,443,145
Playtech PLC	125,313	1,413,305
Poundland Group PLC**	265,147	1,679,740
Rightmove PLC	62,512	2,749,223

		54,433,777

Germany — 10.5%
Aurelius AG	62,327	2,370,739
Drillisch AG	80,101	2,906,664
Freenet AG	84,993	2,972,360
Gerry Weber International AG	50,201	2,482,144
Jungheinrich AG	31,784	2,407,872
Krones AG	13,024	1,243,782
LEG Immobilien AG	28,701	1,882,506
MorphoSys AG**	40,830	3,785,608
Norma Group SE	47,262	2,504,488
SMA Solar Technology AG	18,285	969,833
Wirecard AG	57,105	2,369,574

		25,895,570

Switzerland — 3.5%
Forbo Holding AG	2,329	2,444,785
Georg Fischer AG	3,966	3,075,271
Temenos Group AG	92,242	3,244,982

		8,765,038

Denmark — 3.3%
Genmab AS**	24,195	983,542
GN Store Nord AS	102,848	2,552,530
Matas AS**	108,848	3,052,930
SimCorp AS	36,991	1,501,660

		8,090,662

France — 3.0%
Montupet	12,654	1,025,576
Plastic Omnium SA	86,196	3,199,086
Teleperformance	54,975	3,187,379

		7,412,041

Italy — 2.0%
Brembo SpA	132,699	5,023,721

	Number of Shares	Value (Note A)
Ireland — 1.7%
Henderson Group PLC	340,024	$1,492,562
ICON PLC**	55,219	2,625,663

		4,118,225

Norway — 1.5%
Opera Software ASA	178,983	2,340,487
REC Silicon ASA**	1,932,056	1,259,686

		3,600,173

Luxembourg — 1.3%
APERAM**	126,176	3,350,521
Sweden — 1.2%
Hexpol AB	34,743	3,062,417
Greece — 0.6%
Diana Shipping, Inc.**	128,111	1,536,051
Netherlands — 0.5%
Arcadis NV	32,218	1,239,017

Total EUROPE		126,527,213

FAR EAST — 29.3%
Japan — 15.4%
Alpine Electronics, Inc.	203,350	2,665,626
Daifuku Co., Ltd.	190,000	2,348,883
F@N Communications, Inc.	35,268	630,426
Kanamoto Co., Ltd.	80,657	2,359,968
Kose Corp.	78,400	2,574,975
M3, Inc.	156,200	2,563,608
Mabuchi Motor Co., Ltd.	37,028	2,425,125
Minebea Co., Ltd.	277,000	2,463,654
Nifco, Inc.	74,793	2,113,030
Nihon M&A Center, Inc.	97,845	2,620,196
Obara Group, Inc.	72,047	2,697,880
OSG Corp.	163,590	2,837,050
Shinmaywa Industries, Ltd.	271,000	2,473,303
Sun Frontier Fudousan Co., Ltd.	105,201	1,451,400
Topcon Corp.	77,500	1,270,455
Tsuruha Holdings, Inc.	12,740	1,252,831
Ulvac, Inc.**	100,500	2,053,524
Zenkoku Hosho Co., Ltd.	49,400	1,303,262

		38,105,196

China — 5.5%
AAC Technologies Holdings, Inc.	251,000	1,299,252
Coolpad Group, Ltd.	2,281,309	1,120,581
CT Environmental Group, Ltd.**	3,639,918	2,843,796
Goldpac Group, Ltd.**	1,372,946	1,315,154
Kingdee International Software Group Co., Ltd.**	5,650,000	2,163,411
Trina Solar, Ltd. — SP ADR**	161,775	2,175,874
Vipshop Holdings, Ltd. — ADR**	17,555	2,620,962

		13,539,030

South Korea — 3.3%
Cosmax, Inc.	51,781	2,959,065
Hotel Shilla Co., Ltd.	30,123	2,436,554
Paradise Co., Ltd.	92,563	2,821,804

		8,217,423

Australia — 2.9%
G8 Education, Ltd.	684,118	3,216,677

Driehaus International Small Cap Growth Fund

Schedule of Investments

March 31, 2014 (unaudited)

Number of Shares		Value (Note A)
REA Group, Ltd.	86,877	$3,927,787

		7,144,464

Philippines — 1.7%
Emperador, Inc.**	6,973,814	1,816,348
Megaworld Corp.	26,867,948	2,510,351

		4,326,699

Taiwan — 0.5%
Hiwin Technologies Corp.	127,000	1,230,277

Total FAR EAST		72,563,089

NORTH AMERICA — 14.7%
Canada — 12.4%
Aecon Group, Inc.	236,621	3,683,625
Avigilon Corp.**	48,637	1,257,831
Badger Daylighting, Ltd.	113,052	4,249,037
Canadian Energy Services & Technology Corp.	74,612	1,934,985
Canyon Services Group, Inc.	146,300	1,811,711
CCL Industries, Inc. — B	46,011	3,942,254
Constellation Software, Inc.	11,335	2,747,879
Gran Tierra Energy, Inc.**	179,826	1,345,099
Linamar Corp.	82,998	3,828,944
Secure Energy Services, Inc.	166,475	2,859,666
Trinidad Drilling, Ltd.	297,600	3,120,022

		30,781,053

Mexico — 2.3%
Alsea SAB de CV	876,509	3,178,944
Fibra Uno Administracion SA de CV — REIT	736,942	2,384,315

		5,563,259

Total NORTH AMERICA		36,344,312

SOUTH AMERICA — 2.1%
Brazil — 2.1%
Estacio Participacoes SA	265,285	2,677,403
Smiles SA	169,700	2,697,699

		5,375,102

Total SOUTH AMERICA		5,375,102

Total EQUITY SECURITIES (Cost $208,601,891)		240,809,716

TOTAL INVESTMENTS (COST $208,601,891)	97.2%	$240,809,716
Other Assets In Excess Of Liabilities	2.8%	6,870,794

Net Assets	100.0%	$247,680,510

The federal income tax basis and unrealized appreciation (depreciation) for all investments is as follows:

Basis:	$211,321,808

Gross Appreciation	$34,655,910
Gross Depreciation	(5,168,002)

Net Appreciation	$29,487,908

**	Non-income producing security
ADR	— American Depository Receipt
REIT	— Real Estate Investment Trust
SP ADR	— Sponsored American Depository Receipt

See accompanying Notes to Schedule of Investments.

Driehaus Global Growth Fund

Schedule of Investments

March 31, 2014 (unaudited)

Number of Shares		Value (Note A)
EQUITY SECURITIES — 101.1%
NORTH AMERICA — 66.2%
United States — 61.9%
Actavis PLC**	1,536	$316,185
Alnylam Pharmaceuticals, Inc.**	4,890	328,315
Amazon.com, Inc.**	1,305	439,159
B/E Aerospace, Inc.**	5,785	502,080
Biogen Idec, Inc.**	2,395	732,559
Bristol-Myers Squibb Co.	6,673	346,662
C&J Energy Services Inc.**	14,912	434,834
Cabela’s, Inc.**	5,940	389,129
Celgene Corp.**	3,349	467,520
Citigroup, Inc.	5,314	252,946
Concho Resources, Inc.**	3,206	392,735
Constellation Brands, Inc. — A**	6,304	535,651
Cornerstone OnDemand, Inc.**	12,051	576,881
Demandware, Inc.**	11,803	756,100
DexCom, Inc.**	7,421	306,933
Diamondback Energy Inc.**	7,277	489,815
Facebook, Inc. — A**	6,564	395,415
Financial Engines, Inc.	5,050	256,439
Gilead Sciences, Inc.**	15,427	1,093,157
Google, Inc. — A**	776	864,860
Guidewire Software, Inc.**	11,884	582,910
Interactive Intelligence Group, Inc.**	4,584	332,340
Intercept Pharmaceuticals, Inc.**	583	192,268
Las Vegas Sands Corp.	11,990	968,552
Lowe’s Companies, Inc.	15,657	765,627
Lumber Liquidators Holdings, Inc.**	5,589	524,248
Marathon Petroleum Corp.	4,986	433,981
Mead Johnson Nutrition Co.	5,398	448,790
Mobile Mini, Inc.	8,836	383,129
Morgan Stanley	6,002	187,082
Pfizer, Inc.	16,080	516,490
Plains GP Holdings LP	14,218	397,820
priceline.com, Inc.**	155	184,743
Roper Industries, Inc.	2,772	370,090
Ross Stores, Inc.	7,307	522,816
RSP Permian, Inc.**	4,122	119,085
Salesforce.com, Inc.**	6,459	368,744
ServiceNow, Inc.**	14,340	859,253
Tableau Software, Inc. — A**	5,507	418,973
Targa Resources Corp.	4,153	412,227
The Hain Celestial Group, Inc.**	4,324	395,516
TripAdvisor, Inc.**	1,635	148,115
United Continental Holdings, Inc.**	10,684	476,827
Valero Energy Corp.	8,577	455,439
Visa, Inc. — A	3,056	659,668
Whirlpool Corp.	4,617	690,057
Workday, Inc. — A**	1,956	178,837
World Wrestling Entertainment, Inc. — A	12,387	357,737
Yahoo! Inc.**	10,281	369,088

Number of Shares		Value (Note A)
Zillow Inc. — A**	3,835	$337,864

		22,935,691

Canada — 3.3%
Canadian Pacific Railway, Ltd.	2,796	420,602
Methanex Corp.	1,746	111,639
Trinidad Drilling, Ltd.	38,500	403,632
Valeant Pharmaceuticals International, Inc.**	2,090	274,961

		1,210,834

Mexico — 1.0%
Fibra Uno Administracion SA de CV — REIT	116,922	378,292

Total NORTH AMERICA		24,524,817

FAR EAST — 17.2%
China — 9.4%
AIA Group, Ltd.	74,831	355,029
Baidu, Inc. — SP ADR**	3,617	551,158
Melco Crown Entertainment, Ltd. — ADR**	18,435	712,513
New Oriental Education & Technology Group, Inc. — SP ADR	21,397	628,002
Sands China, Ltd.	19,007	142,004
Tencent Holdings, Ltd.	9,836	684,139
Vipshop Holdings, Ltd. — ADR**	2,778	414,755

		3,487,600

Japan — 5.2%
F@N Communications, Inc.	7,098	126,879
Hulic Co., Ltd.	39,736	544,366
M3, Inc.	26,200	430,003
Tokai Tokyo Financial Holdings, Inc.	64,819	543,848
Tokyo Tatemono Co., Ltd.	32,520	278,837

		1,923,933

Philippines — 1.5%
Puregold Price Club, Inc.	294,411	288,864
Robinsons Retail Holdings, Inc.**	194,532	294,975

		583,839

Cambodia — 1.1%
NagaCorp, Ltd.	387,429	403,587

Total FAR EAST		6,398,959

EUROPE — 17.0%
United Kingdom — 8.3%
Aberdeen Asset Management PLC	26,442	172,054
African Minerals, Ltd.**	49,646	129,323
Ashtead Group PLC	37,988	602,280
ASOS PLC**	2,984	257,940
Barratt Developments PLC	27,891	191,805
Countrywide PLC	48,539	529,630
Genel Energy PLC**	22,389	366,537
Jazztel PLC**	30,015	456,508
St. James’s Place PLC	27,394	376,774

		3,082,851

France — 2.6%
JCDecaux SA	8,435	369,475
Safran SA	5,479	379,598

Driehaus Global Growth Fund

Schedule of Investments

March 31, 2014 (unaudited)

Number of Shares		Value (Note A)
Valeo SA	1,429	$201,297

		950,370

Italy — 2.0%
Azimut Holding SpA	11,080	395,349
Moncler SpA	21,011	359,219

		754,568

Netherlands — 1.9%
Airbus Group NV	4,460	319,445
LyondellBasell Industries NV — A	4,169	370,791

		690,236

Switzerland — 1.1%
Roche Holding AG	1,339	401,374
Denmark — 0.6%
GN Store Nord AS	9,092	225,650
Germany — 0.5%
Continental AG	829	198,607

Total EUROPE		6,303,656

SOUTH AMERICA — 0.7%
Brazil — 0.7%
Kroton Educacional SA	11,605	251,945

Total SOUTH AMERICA		251,945

Total EQUITY SECURITIES (Cost $32,836,650)		37,479,377

TOTAL INVESTMENTS (COST $32,836,650)	101.1%	$37,479,377
Other Liabilities In Excess Of Assets	(1.1%)	(425,907)

Net Assets	100.0%	$37,053,470

The federal income tax basis and unrealized appreciation (depreciation) for all investments is as follows:

Basis:	$32,980,529

Gross Appreciation	$5,271,842
Gross Depreciation	(772,994)

Net Appreciation	$4,498,848

**	Non-income producing security
ADR	— American Depository Receipt
LP	— Limited Partnership
REIT	— Real Estate Investment Trust
SP ADR	— Sponsored American Depository Receipt

See accompanying Notes to Schedule of Investments.

Driehaus Mid Cap Growth Fund

Schedule of Investments

March 31, 2014 (unaudited)

Number of Shares		Value (Note A)
EQUITY SECURITIES — 86.9%
CONSUMER DISCRETIONARY — 21.4%
Hotels, Restaurants & Leisure — 4.5%
Chipotle Mexican Grill, Inc.**	858	$487,387
Dunkin’ Brands Group, Inc.	9,509	477,161
Melco Crown Entertainment, Ltd. — ADR	12,298	475,318

		1,439,866

Specialty Retail — 3.8%
Lumber Liquidators Holdings, Inc.**	5,897	553,138
Restoration Hardware Holdings, Inc.**	7,142	525,580
Signet Jewelers, Ltd.	1,193	126,291

		1,205,009

Auto Components — 3.1%
Gentex Corp.	14,274	450,059
Goodyear Tire & Rubber Co.	20,728	541,623

		991,682

Household Durables — 3.1%
Harman International Industries, Inc.	4,252	452,413
Whirlpool Corp.	3,578	534,768

		987,181

Automobiles — 2.4%
Tesla Motors, Inc.**	3,752	782,104
Media — 2.1%
AMC Networks, Inc. — A**	5,392	394,101
Discovery Communications, Inc. — A**	3,351	277,128

		671,229

Textiles, Apparel & Luxury Goods — 1.7%
Kate Spade & Co.**	11,554	428,538
Michael Kors Holdings, Ltd.**	1,106	103,157

		531,695

Leisure Products — 0.7%
Hasbro, Inc.	4,339	241,335

Total CONSUMER DISCRETIONARY		6,850,101

INFORMATION TECHNOLOGY — 17.6%
Software — 10.0%
Guidewire Software, Inc.**	10,196	500,114
NetSuite, Inc.**	2,624	248,834
ServiceNow, Inc.**	5,575	334,054
Splunk, Inc.**	7,503	536,389
Tableau Software, Inc. — A**	8,948	680,764
Tyler Technologies, Inc.**	4,935	412,961
Workday, Inc. — A**	5,449	498,202

		3,211,318

Internet Software & Services — 5.9%
CoStar Group, Inc.**	2,359	440,520
Demandware, Inc.**	8,430	540,026
Qihoo 360 Technology Co., Ltd. — ADR**	3,282	326,822

Number of Shares		Value (Note A)
Yelp, Inc.**	7,364	$566,513

		1,873,881

Technology, Hardware, Storage & Peripherals — 1.7%
Nimble Storage, Inc.**	8,390	317,897
Stratasys, Ltd.**	2,220	235,520

		553,417

Total INFORMATION TECHNOLOGY		5,638,616

INDUSTRIALS — 17.3%
Professional Services — 4.4%
Manpowergroup, Inc.	6,985	550,627
Towers Watson & Co. — A	7,442	848,760

		1,399,387

Electrical Equipment — 3.2%
Generac Holdings, Inc.	8,177	482,198
SolarCity Corp.**	8,865	555,126

		1,037,324

Marine — 1.8%
Kirby Corp.**	5,849	592,211
Construction & Engineering — 1.8%
Quanta Services, Inc.**	15,601	575,677
Road & Rail — 1.5%
Swift Transportation Co.**	19,074	472,082
Building Products — 1.4%
USG Corp.**	14,161	463,348
Machinery — 1.1%
WABCO Holdings, Inc.**	3,412	360,171
Airlines — 1.1%
Southwest Airlines Co.	14,456	341,306
Aerospace & Defense — 1.0%
Hexcel Corp.**	7,115	309,787

Total INDUSTRIALS		5,551,293

HEALTH CARE — 10.6%
Biotechnology — 6.4%
ACADIA Pharmaceuticals, Inc.**	16,593	403,708
Alnylam Pharmaceuticals, Inc.**	7,063	474,210
BioMarin Pharmaceutical, Inc.**	4,905	334,570
Intercept Pharmaceuticals, Inc.**	1,381	455,440
Pharmacyclics, Inc.**	3,925	393,363

		2,061,291

Health Care Technology — 2.4%
Medidata Solutions, Inc.**	11,585	629,529
Veeva Systems, Inc. — A**	4,469	119,322

		748,851

Health Care Equipment & Supplies — 1.8%
DexCom, Inc.**	13,883	574,201

Total HEALTH CARE		3,384,343

CONSUMER STAPLES — 8.2%
Food Products — 3.6%
Hain Celestial Group, Inc.**	2,254	206,173
The Hershey Co.	4,479	467,608

Driehaus Mid Cap Growth Fund

Schedule of Investments

March 31, 2014 (unaudited)

Number of Shares		Value (Note A)
The WhiteWave Foods Co. — A**	17,167	$489,946

		1,163,727

Beverages — 2.8%
Constellation Brands, Inc. — A**	10,508	892,865
Food & Staples Retailing — 1.8%
Rite Aid Corp.**	69,257	434,241
Sprouts Farmers Market, Inc.**	3,761	135,509

		569,750

Total CONSUMER STAPLES		2,626,342

ENERGY — 5.5%
Oil, Gas & Consumable Fuels — 2.8%
Rice Energy, Inc.**	13,751	362,889
Whiting Petroleum Corp.**	7,847	544,503

		907,392

Energy Equipment & Services — 2.7%
CARBO Ceramics, Inc.	3,552	490,140
RPC, Inc.	18,421	376,157

		866,297

Total ENERGY		1,773,689

FINANCIALS — 4.5%
Diversified Financial Services — 1.8%
CBOE Holdings, Inc.	9,992	565,547
Capital Markets — 1.5%
Financial Engines, Inc.	9,422	478,449
Banks — 1.2%
BankUnited, Inc.	11,533	401,002

Total FINANCIALS		1,444,998

MATERIALS — 1.8%
Construction Materials — 1.8%
Eagle Materials, Inc.	6,398	567,247

Total MATERIALS		567,247

Total EQUITY SECURITIES (Cost $23,665,923)		27,836,629

TOTAL INVESTMENTS (COST $23,665,923)	86.9%	$27,836,629
Other Assets In Excess Of Liabilities	13.1%	4,183,955

Net Assets	100.0%	$32,020,584

The federal income tax basis and unrealized appreciation (depreciation) for all investments is as follows:

Basis:	$23,720,047

Gross Appreciation	$4,607,356
Gross Depreciation	(490,774)

Net Appreciation	$4,116,582

**	Non-income producing security

ADR — American Depository Receipt

See accompanying Notes to Schedule of Investments.

Driehaus Micro Cap Growth Fund

Schedule of Investments

March 31, 2014 (unaudited)

	Number of Shares	Value (Note A)
EQUITY SECURITIES — 93.8%
HEALTH CARE — 29.4%
Biotechnology — 16.2%
ACADIA Pharmaceuticals, Inc.**	20,758	$505,042
Acceleron Pharma, Inc.**	12,621	435,425
Agenus, Inc.**	172,988	548,372
Agios Pharmaceuticals, Inc.**	23,414	916,658
Aquinox Pharmaceuticals, Inc.**	36,588	465,765
Arrowhead Research Corp.**	41,450	680,609
Auspex Pharmaceuticals, Inc.**	19,843	610,371
Bluebird Bio, Inc.**	36,662	833,694
Cytokinetics, Inc.**	53,948	512,506
Dicerna Pharmaceuticals, Inc.**	14,565	411,461
Enzymotec, Ltd.**	31,914	702,746
Epizyme, Inc.**	13,543	308,374
GlycoMimetics, Inc.**	45,204	738,181
Heron Therapeutics, Inc.**	53,264	740,902
Intercept Pharmaceuticals, Inc.**	2,851	940,231
Karyopharm Therapeutics, Inc.**	13,642	421,401
Kindred Biosciences, Inc.**	32,407	600,502
KYTHERA Biopharmaceuticals, Inc.**	13,554	538,907
Ligand Pharmaceuticals, Inc.**	16,306	1,096,742
MacroGenics, Inc.**	15,695	436,792
Mirati Therapeutics, Inc.**	24,130	460,159
NewLink Genetics Corp.**	19,304	548,234
Oncothyreon, Inc.**	164,472	491,771
Orexigen Therapeutics, Inc.**	98,222	638,443
Receptos, Inc.**	13,137	550,966
Rigel Pharmaceuticals, Inc.**	136,214	528,510
Sangamo BioSciences, Inc.**	16,786	303,491
Tekmira Pharmaceuticals Corp.**	9,001	193,431
XOMA Corp.**	129,156	672,903

		16,832,589

Health Care Equipment & Supplies — 6.6%
AtriCure, Inc.**	33,967	638,919
Cerus Corp.**	56,256	270,029
Cynosure, Inc. — A**	26,684	781,841
GenMark Diagnostics, Inc.**	27,898	277,306
Novadaq Technologies, Inc.**	50,971	1,135,634
Oxford Immunotec Global PLC**	39,315	789,052
Spectranetics Corp.**	38,658	1,171,724
Staar Surgical Co.**	26,643	500,888

	Number of Shares	Value (Note A)
Zeltiq Aesthetics, Inc.**	68,575	$1,344,756

		6,910,149

Pharmaceuticals — 4.3%
AcelRx Pharmaceuticals, Inc.**	126,320	1,517,103
ANI Pharmaceuticals, Inc.**	26,133	819,270
Aratana Therapeutics, Inc.**	36,799	682,990
Repros Therapeutics, Inc.**	19,509	346,090
Revance Therapeutics, Inc.**	33,782	1,064,133

		4,429,586

Life Sciences Tools & Services — 1.9%
Cambrex Corp.**	26,684	503,527
Fluidigm Corp.**	26,618	1,173,055
NanoString Technologies, Inc.**	15,439	318,815

		1,995,397

Health Care Technology — 0.4%
HealthStream, Inc.**	14,694	392,330

Total HEALTH CARE		30,560,051

CONSUMER DISCRETIONARY — 16.0%
Auto Components — 4.1%
Gentherm, Inc.**	55,978	1,943,556
Motorcar Parts of America, Inc.**	46,807	1,243,662
Quantum Fuel Systems Technologies Worldwide, Inc.**	114,582	1,109,154

		4,296,372

Hotels, Restaurants & Leisure — 2.7%
Century Casinos, Inc.**	95,958	688,019
Chuy’s Holdings, Inc.**	15,074	650,292
Fiesta Restaurant Group, Inc.**	21,092	961,584
Kona Grill, Inc.**	23,126	471,077

		2,770,972

Household Durables — 2.4%
Dixie Group, Inc.**	116,373	1,910,845
Universal Electronics, Inc.**	16,837	646,372

		2,557,217

Media — 1.7%
Rentrak Corp.**	29,557	1,781,696
Leisure Products — 1.6%
Callaway Golf Co.	110,301	1,127,276
Malibu Boats, Inc. — A**	24,344	540,924

		1,668,200

Specialty Retail — 1.6%
Christopher & Banks Corp.**	53,165	351,421
MarineMax, Inc.**	84,628	1,285,499

		1,636,920

Multiline Retail — 0.8%
Tuesday Morning Corp.**	57,834	818,351
Textiles, Apparel & Luxury Goods — 0.6%
Movado Group, Inc.	13,072	595,430
Diversified Consumer Services — 0.5%
2U, Inc.**	40,846	557,548

Driehaus Micro Cap Growth Fund

Schedule of Investments

March 31, 2014 (unaudited)

	Number of Shares	Value (Note A)
Total CONSUMER DISCRETIONARY		$16,682,706

INDUSTRIALS — 15.1%
Electrical Equipment — 3.6%
Capstone Turbine Corp.**	140,879	300,072
Hydrogenics Corp.**	19,832	540,422
Plug Power, Inc.**	119,260	846,746
Power Solutions International, Inc.**	12,247	920,607
PowerSecure International, Inc.**	50,994	1,195,299

		3,803,146

Building Products — 2.9%
Insteel Industries, Inc.	19,766	388,797
Norcraft Companies, Inc.**	31,806	538,476
Patrick Industries, Inc.**	25,801	1,143,758
PGT, Inc.**	83,109	956,585

		3,027,616

Aerospace & Defense — 2.4%
Arotech Corp.**	77,414	481,515
Astronics Corp.**	15,354	973,597
Taser International, Inc.**	55,444	1,014,071

		2,469,183

Trading Companies & Distributors — 2.3%
H&E Equipment Services, Inc.**	33,340	1,348,603
Stock Building Supply Holdings, Inc.**	50,197	1,020,003

		2,368,606

Machinery — 1.7%
Adept Technology, Inc.**	42,216	802,104
Manitex International, Inc.**	61,341	999,858

		1,801,962

Road & Rail — 0.6%
Marten Transport, Ltd.	28,001	602,582
Marine — 0.6%
Safe Bulkers, Inc.	61,620	586,622
Professional Services — 0.5%
Paylocity Corp.**	21,925	527,296
Construction & Engineering — 0.5%
Argan, Inc.**	17,249	512,813

Total INDUSTRIALS		15,699,826

INFORMATION TECHNOLOGY — 14.6%
Software — 8.7%
Callidus Software, Inc.**	162,739	2,037,492
Clicksoftware Technologies, Ltd.**	97,186	983,522
Gigamon, Inc.**	21,728	660,314
Interactive Intelligence Group, Inc.**	27,944	2,025,940
Proofpoint, Inc.**	36,593	1,356,868
PROS Holdings, Inc.**	47,013	1,481,380
Varonis Systems, Inc.**	12,413	443,889

		8,989,405

Internet Software & Services — 2.7%
GTT Communications, Inc.**	51,323	540,431
Marketo, Inc.**	2,744	89,646
Q2 Holdings, Inc.**	18,606	288,951
SciQuest, Inc.**	21,604	583,632
SPS Commerce, Inc.**	8,197	503,706

	Number of Shares	Value (Note A)
Tucows, Inc. — A**	27,292	$345,244
Wix.com, Ltd.**	21,563	495,302

		2,846,912

Semiconductors & Semiconductor Equipment — 1.1%
Applied Micro Circuits Corp.**	113,671	1,125,343
Electronic Equipment, Instruments & Components — 1.0%
Methode Electronics, Inc.	34,314	1,052,067
Communications Equipment — 0.6%
ShoreTel, Inc.**	74,253	638,576
IT Services — 0.5%
Virtusa Corp.**	15,213	509,788

Total INFORMATION TECHNOLOGY		15,162,091

ENERGY — 9.0%
Oil, Gas & Consumable Fuels — 7.0%
Ardmore Shipping Corp.	65,575	872,148
Callon Petroleum Co.**	213,241	1,784,827
Green Plains Renewable Energy, Inc.	22,939	687,252
Penn Virginia Corp.**	43,617	762,861
PetroQuest Energy, Inc.**	99,436	566,785
Synergy Resources Corp.**	100,868	1,084,331
Triangle Petroleum Corp.**	51,383	423,396
Tsakos Energy Navigaton, Ltd.	138,320	1,073,363

		7,254,963

Energy Equipment & Services — 2.0%
Basic Energy Services, Inc.**	42,168	1,155,825
Natural Gas Services Group, Inc.**	32,868	990,642

		2,146,467

Total ENERGY		9,401,430

TELECOMMUNICATION SERVICES — 4.0%
Diversified Telecommunication Services — 3.5%
8X8, Inc.**	162,741	1,759,230
inContact, Inc.**	192,486	1,847,866

		3,607,096

Wireless Telecommunication Services — 0.5%
RingCentral, Inc. — A**	31,669	573,209

Total TELECOMMUNICATION SERVICES		4,180,305

CONSUMER STAPLES — 3.5%
Food Products — 1.9%
Boulder Brands, Inc.**	57,341	1,010,349
Inventure Foods, Inc.**	65,785	919,674

		1,930,023

Food & Staples Retailing — 1.0%
Natural Grocers by Vitamin Cottage, Inc.**	22,931	1,001,167
Beverages — 0.6%
Craft Brew Alliance, Inc.**	43,914	670,567

Total CONSUMER STAPLES		3,601,757

FINANCIALS — 2.2%
Capital Markets — 1.7%
ICG Group, Inc.**	58,621	1,197,041

Driehaus Micro Cap Growth Fund

Schedule of Investments

March 31, 2014 (unaudited)

	Number of Shares	Value (Note A)
Marcus & Millichap, Inc.**	30,912	$551,470

		1,748,511

Diversified Financial Services — 0.5%
Gain Capital Holdings, Inc.	47,992	518,794

Total FINANCIALS		2,267,305

Total EQUITY SECURITIES (Cost $78,325,112)		97,555,471

TOTAL INVESTMENTS (COST $78,325,112)	93.8%	$97,555,471
Other Assets In Excess Of Liabilities	6.2%	6,488,799

Net Assets	100.0%	$104,044,270

The federal income tax basis and unrealized appreciation (depreciation) for all investments is as follows:

Basis:	$78,730,040

Gross Appreciation	$20,206,214
Gross Depreciation	(1,380,783)

Net Appreciation	$18,825,431

**	Non-income producing security

See accompanying Notes to Schedule of Investments.

Driehaus Mutual Funds

Notes to Schedules of Investments

A. Portfolio Valuation:

Securities transactions are accounted for on trade date. Equity securities and exchange traded options are valued at the last sale price as of the close of the primary exchange or other designated time. In addition, if quotations are not readily available, if the values have been materially affected by events occurring after the closing of a foreign market, or if there has been a movement in the United States market that exceeds a certain threshold, assets may be valued at fair value as determined in good faith by or under the direction of the Trust’s Board of Trustees. Events that may materially affect asset values that could cause a fair value determination include, but are not limited to: corporate announcements relating to a specific security; natural and other disasters which may impact an entire market or region; and political and other events which may be global or impact a particular country or region. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. To the extent utilized, securities would be considered level 2 in the hierarchy described below. Substantially all transfers between level 1 and level 2 relate to the use of these procedures.

Each Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

Level 1 — quoted prices in active markets for identical securities

Level 2 — significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The summary of the Funds’ investments that are measured at fair value by Level within the fair value hierarchy as of March 31, 2014 is as follows:

Fund	Total Value at March 31, 2014	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Driehaus International Discovery Fund
Investments in Securities*	$122,383,838	$122,383,838	$—	$—

Driehaus Emerging Markets Growth Fund
Assets:
Equity Securities*	$1,547,061,787	$1,547,061,787	$—	$—
Equity Certificates*	84,731,122	—	84,731,122	—
Exchange-Traded Funds*	14,947,902	14,947,902	—	—

Total Investments	$1,646,740,811	$1,562,009,689	$84,731,122	$—

Driehaus Emerging Markets Small Cap Growth Fund
Assets:
Equity Securities:
Africa	$10,959,131	$10,959,131	$—	$—
Europe	21,491,422	21,491,422	—	—
Far East	125,504,507	124,760,478	744,029	—
Middle East	4,234,147	4,234,147	—	—
North America	20,601,696	20,601,696	—	—
South America	13,953,554	13,953,554	—	—
Equity Certificates*	46,818,633	—	46,818,633	—
Purchased Put Options by Risk Category:
Equity Contracts	1,960,000	1,960,000	—	—

Total Investments	$245,523,090	$197,960,428	$47,562,662	$—

Liabilities:
Written Put Options by Risk Category:
Equity Contracts	$(29,000)	$(29,000)	$—	$—

Total Liabilities	$(29,000)	$(29,000)	$—	$—

Fund	Total Value at March 31, 2014	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Driehaus International Small Cap Growth Fund
Assets:
Equity Securities:
Europe	$126,527,213	$126,527,213	$—	$—
Far East	72,563,089	69,604,024	2,959,065	—
North America	36,344,312	36,344,312	—	—
South America	5,375,102	5,375,102	—	—

Total Investments	$240,809,716	$237,850,651	$2,959,065	$—

Driehaus Global Growth Fund
Investments in Securities*	$37,479,377	$37,479,377	$—	$—

Driehaus Mid Cap Growth Fund
Investments in Securities*	$27,836,629	$27,836,629	$—	$—

Driehaus Micro Cap Growth Fund
Investments in Securities*	$97,555,471	$97,555,471	$—	$—

*	See Schedule of Investments for industry and/or country breakout.

Transfers between levels, if any, are recognized as of the last day in the fiscal quarter of the period in which the event or change in circumstances that caused the reclassification occurred. The Funds used observable inputs in their valuation methodologies whenever they were available and deemed reliable.

When fair value pricing is employed, the prices of securities used by a Fund to calculate its net asset value may differ from closing prices for the same securities, which means that a Fund may value those securities higher or lower than another fund that does not employ fair value. In addition, the fair value price may differ materially from the value a Fund may ultimately realize.

For the period ended March 31, 2014, there were no transfers from Level 2 to Level 1.

For additional information regarding the Funds’ policy for valuation of investments or other significant accounting policies, please refer to the Funds’ most recent Semi-Annual or Annual Report.

B. Options Contracts:

The Funds are subject to equity and other risk exposures in the normal course of pursuing their investment objective. The Funds may use options contracts to hedge their portfolio or a portion thereof or speculatively for the purpose of profiting from a decline in the market value of a security.

The Funds may write covered call and put options on futures, securities or currencies the Funds own or in which they may invest. Writing put options tends to increase a Fund’s exposure to the underlying instrument. Writing call options tends to decrease a Fund’s exposure to the underlying instrument. When a Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding in the Schedule of Investments. Payments received or made, if any, from writing options with premiums to be determined on a future date are reflected as such in the Schedule of Investments. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying future, security or currency transaction to determine the realized gain or loss. A Fund, as a writer of an option, has no control over whether the underlying future, security or currency may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the future, security or currency underlying the written option. The risk exists that a Fund may not be able to enter into a closing transaction because of an illiquid market.

For the period January 1, 2014 through March 31, 2014, the average volume of purchased and written options for Driehaus Emerging Markets Small Cap Growth Fund was $2,939,211 and $94,338, respectively.

The premiums received and the number of option contracts written during the period ended March 31, 2014, were as follows:

Driehaus Emerging Markets Small Cap Growth Fund	Number of Contracts	Premiums Received
Options outstanding at December 31, 2013	—	$—
Options written	76,590	2,762,193
Options closed	(59,590)	(2,479,179)
Options expired	—	—

Options outstanding at March 31, 2014	17,000	$283,014

The Funds may also purchase put and call options. Purchasing call options tends to increase a Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease a Fund’s exposure to the underlying instrument. A Fund pays a premium which is included in its Schedule of Investments as an investment and subsequently marked-to-market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying future, security or currency transaction to determine the realized gain or loss. When entering into purchased option contracts, a Fund bears the risk of securities prices moving unexpectedly, in which case, a Fund may not achieve the anticipated benefits of the purchased option contracts; however, the risk of loss is limited to the premium paid. As of March 31, 2014, the Funds had outstanding options as listed on the Schedule of Investments.

C. Derivative Investment Holdings Categorized by Risk Exposure:

Each Fund is subject to the Financial Accounting Standards Board’s “Disclosures about Derivative Instruments and Hedging Activities” (the “Derivatives Statement”). The Derivatives Statement amends and expands disclosures about derivative instruments and hedging activities. The Derivatives Statement is intended to improve financial reporting about derivative instruments requiring enhanced disclosures to enable investors to better understand how and why the Funds use derivative instruments, how these derivative instruments are accounted for and their effects on the Funds’ financial position and results of operations.

The following table sets forth the fair value of the Driehaus Emerging Markets Growth Fund’s derivative contracts by primary risk exposure as of March 31, 2014:

Risk exposure category	Asset derivatives	Fair value
Equity contracts	Investments, at market value	$84,731,122

The following table sets forth the fair value of the Driehaus Emerging Markets Small Cap Growth Fund’s derivative contracts by primary risk exposure as of March 31, 2014:

Risk exposure category	Asset derivatives	Fair value	Liability derivatives	Fair Value
Equity contracts*	Investments, at market value	$48,778,633	Outstanding options written, at value	$29,000

*	Includes cumulative appreciation (depreciation) of options contracts shown in the Schedule of Investments.

Driehaus Active Income Fund

Schedule of Investments

March 31, 2014 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
ASSET-BACKED SECURITIES — 4.17%
Citigroup Mortgage Loan Trust, Inc. 0.22%, 1/25/37[2]	$349,317	$177,478
Cobalt CMBS Commercial Mortgage Trust 2006-C1 5.20%, 8/15/48[2]	17,050,623	18,363,248
Countrywide Asset-Backed Certificates 0.63%, 4/25/34[2]	122,988	113,233
Fannie Mae REMICS 0.80%, 9/25/23[2]	6,856,226	6,893,785
Fannie Mae REMICS 0.47%, 6/25/36[2]	9,497,211	9,475,899
Freddie Mac REMICS 2.00%, 2/15/27	55,274,511	55,191,323
Freddie Mac REMICS 2.00%, 4/15/28	66,366,644	65,911,634
Freddie Mac REMICS 0.36%, 1/15/35[2]	5,606,014	5,581,420
JP Morgan Resecuritization Trust Series 2009-10 2.46%, 8/26/36[1,2]	14,956,358	15,128,491
Merrill Lynch Mortgage Investors, Inc. 1.09%, 8/25/35[2]	124,929	119,654
Wells Fargo Mortgage Loan Trust 0.23%, 8/27/37[1,2]	23,120,659	21,751,199

Total ASSET-BACKED SECURITIES (Cost $199,641,016)		198,707,364

BANK LOANS — 26.03%
Apparel — 0.69%
Calceus Acquisition, Inc. 5.00%, 2/1/20[2]	27,672,410	27,718,069
Stuart Weitzman Acquisition Co. LLC 4.50%, 3/4/20[2]	5,000,000	4,981,250

		32,699,319

Building Materials — 0.86%
Cemex Espana S.A. (Spain) 4.50%, 2/14/17[2]	27,146,786	26,977,119
Cemex S.A.B. de C.V. (Mexico) 4.50%, 2/14/17[2]	14,042,898	13,955,130

		40,932,249

Commercial Services — 1.53%
Altegrity, Inc. 7.75%, 2/21/15[2]	44,441,588	43,733,322
Ceridian Corp. 4.40%, 5/9/17[2]	19,330,467	19,421,088

Driehaus Active Income Fund

Schedule of Investments

March 31, 2014 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
Westway Group, Inc. 4.50%, 2/5/20[2]	$9,900,000	$9,930,938

		73,085,348

Diversified Financial Services — 2.08%
Ocwen Financial Corp. 5.00%, 1/15/18[2]	64,510,956	64,752,871
Sears Roebuck Acceptance Corp. 5.50%, 6/30/18[2]	34,124,500	34,259,565

		99,012,436

Electronics — 0.89%
NuSil Technology LLC 5.25%, 3/28/17[2]	42,971,250	42,434,109
Entertainment — 1.12%
Graton Resort & Casino 9.00%, 8/14/18[2]	31,080,000	32,517,450
Peninsula Gaming LLC 4.25%, 11/20/17[2]	8,001,591	8,021,595
WMG Acquisition Corp. 3.75%, 7/3/20[2]	13,067,335	13,022,422

		53,561,467

Environmental Control — 0.21%
WTG Holdings III Corp. 4.75%, 12/20/20[2]	9,975,000	9,999,938
Food — 0.25%
Fairway Group Acquisition Co. 5.00%, 8/17/18[2]	987,500	977,625
SUPERVALU, Inc. 4.50%, 3/21/19[2]	10,818,674	10,838,959

		11,816,584

Healthcare — Services — 1.61%
Gentiva Health Services, Inc. 6.50%, 10/10/19[2]	35,910,000	35,401,263
Kindred Healthcare, Inc. 4.00%, 3/28/21[2]	20,000,000	20,050,000
National Mentor Holdings, Inc. 4.75%, 1/29/21[2]	21,000,000	21,118,125

		76,569,388

Holding Companies — Diversified — 0.44%
Osmose Holdings, Inc. 4.75%, 11/26/18[2]	20,931,706	21,010,200
Internet — 0.26%
Mood Media Corp. (Canada) 7.00%, 3/24/18[2]	12,412,639	12,470,829

Driehaus Active Income Fund

Schedule of Investments

March 31, 2014 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
Investment Companies — 0.52%
Larchmont Resources LLC 8.25%, 8/7/19[2]	$24,875,000	$25,061,563
Leisure Time — 1.09%
Equinox Holdings, Inc. 4.50%, 2/1/20[2]	41,580,000	41,683,950
Equinox Holdings, Inc. 9.75%, 5/16/20[2]	10,000,000	10,100,000

		51,783,950

Lodging — 1.53%
MGM Resorts International 3.50%, 12/20/19[2]	73,151,748	73,029,804
Media — 1.46%
Springer Science+Business Media GmbH (Germany) 5.00%, 8/15/20[2]	69,657,481	69,773,600
Oil & Gas — 1.89%
Chesapeake Energy Corp. 5.75%, 12/2/17[2]	62,500,000	63,776,063
Shelf Drilling Midco Ltd. (United Arab Emirates) 10.00%, 10/7/18[2]	26,000,000	26,552,500

		90,328,563

Real Estate Investment Trusts — 0.87%
Starwood Property Trust, Inc. 3.50%, 4/11/20[2]	41,691,904	41,535,559
Retail — 4.96%
Gymboree Corp. 5.00%, 2/23/18[2]	20,918,025	18,736,567
Hudson’s Bay Co. (Canada) 4.75%, 10/7/20[2]	13,875,000	14,074,453
JC Penney Corp., Inc. 6.00%, 5/21/18[2]	43,307,787	43,049,153
Michaels Stores, Inc. 3.75%, 1/31/20[2]	992,500	993,327
Neiman Marcus Group Ltd. LLC 4.25%, 10/18/20[2]	91,488,705	91,812,758
Rite Aid Corp. 5.75%, 8/29/20[2]	17,830,000	18,216,323
Rite Aid Corp. 4.88%, 6/13/21[2]	48,950,000	49,607,790

		236,490,371

Semiconductors — 0.45%
VAT Holding A.G. (Switzerland) 4.75%, 1/28/21[2]	21,200,000	21,345,750

Driehaus Active Income Fund

Schedule of Investments

March 31, 2014 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
Software — 2.69%
Applied Systems, Inc. 4.25%, 1/15/21[2]	$49,122,928	$49,343,981
BMC Software, Inc. 5.00%, 9/10/20[2]	70,822,500	70,800,404
BMC Software, Inc. (Ireland) 5.00%, 9/10/20[2]	7,980,000	7,950,075

		128,094,460

Telecommunications — 0.63%
Cincinnati Bell, Inc. 4.00%, 9/10/20[2]	29,850,000	29,850,000

Total BANK LOANS (Cost $1,235,755,563)		1,240,885,487

CORPORATE BONDS — 27.83%
Agriculture — 0.02%
American Rock Salt Co. LLC/American Rock Capital Corp. 8.25%, 5/1/18[1]	1,000,000	1,042,500
Banks — 2.64%
Chase Capital II 0.74%, 2/1/27[2]	11,879,000	9,918,965
First Chicago NBD Institutional Capital I 0.79%, 2/1/27[2]	725,000	605,375
JP Morgan Chase Capital XXIII 1.24%, 5/15/77[2]	4,000,000	3,040,000
JPMorgan Chase & Co. 7.90%, 4/29/49[2]	43,813,000	49,508,690
JPMorgan Chase Capital XXI 1.19%, 1/15/87[2]	15,000,000	11,739,150
Royal Bank of Scotland Group PLC (United Kingdom) 7.65%, 8/29/49[2,3]	46,708,000	50,211,100
Wachovia Capital Trust III 5.57%, 3/29/49[2]	1,000,000	961,250

		125,984,530

Biotechnology — 0.79%
STHI Holding Corp. 8.00%, 3/15/18[1]	35,673,000	37,813,380
Building Materials — 0.70%
Cemex S.A.B. de C.V. (Mexico) 4.99%, 10/15/18[1,2,3]	20,180,000	21,340,350
Cemex S.A.B. de C.V. (Mexico) 6.50%, 12/10/19[1,3]	11,345,000	12,068,244

		33,408,594

Driehaus Active Income Fund

Schedule of Investments

March 31, 2014 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
Chemicals — 0.08%
Hexion U.S. Finance Corp. / Hexion Nova Scotia Finance ULC 8.88%, 2/1/18	$2,000,000	$2,080,000
Momentive Performance Materials, Inc. 11.50%, 12/1/16	4,540,000	1,486,850

		3,566,850

Commercial Services — 1.09%
DynCorp International, Inc. 10.38%, 7/1/17	24,123,000	25,208,535
Wyle Services Corp. 10.50%, 4/1/18[1]	25,285,000	26,675,675

		51,884,210

Computers — 0.71%
Seagate HDD Cayman (Cayman Islands) 7.75%, 12/15/18[3]	16,330,000	17,554,750
Seagate HDD Cayman (Cayman Islands) 6.88%, 5/1/20[3]	15,000,000	16,293,750

		33,848,500

Diversified Financial Services — 4.20%
American Express Co. 6.80%, 9/1/66[2]	67,984,000	74,490,069
Denver Parent Corp. 12.25%, 8/15/18[1]	10,650,000	10,703,250
E*TRADE Financial Corp. 6.00%, 11/15/17	26,000,000	27,332,500
E*TRADE Financial Corp. 6.38%, 11/15/19	48,487,000	52,729,612
General Electric Capital Corp. 7.13%, 12/29/49[2]	22,000,000	25,080,000
Textron Financial Corp. 6.00%, 2/15/67[1,2]	10,824,000	9,660,420

		199,995,851

Entertainment — 0.51%
Gala Group Finance PLC (United Kingdom) 8.88%, 9/1/18[3]	9,000,000	16,055,352
Production Resource Group, Inc. 8.88%, 5/1/19	10,220,000	8,124,900

		24,180,252

Healthcare — Products — 0.70%
ConvaTec Healthcare E S.A. (Luxembourg) 10.50%, 12/15/18[1,3]	30,166,000	33,559,675
Healthcare — Services — 1.96%
Aurora Diagnostics Holdings / Aurora Diagnostics Financing, Inc. 10.75%, 1/15/18	17,035,000	13,628,000

Driehaus Active Income Fund

Schedule of Investments

March 31, 2014 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
Healthsouth Corp. 7.25%, 10/1/18	$1,210,000	$1,279,575
Healthsouth Corp. 7.75%, 9/15/22	15,639,000	17,124,705
Kindred Healthcare, Inc. 8.25%, 6/1/19	29,913,000	32,044,301
Kindred Healthcare, Inc. 6.38%, 4/15/22[1]	13,435,000	13,468,588
National Mentor, Inc. 12.50%, 2/15/18[1]	14,928,000	15,898,320

		93,443,489

Insurance — 0.69%
Chubb Corp. 6.38%, 3/29/67[2]	29,500,000	32,745,000
Internet — 0.05%
Mood Media Corp. (Canada) 9.25%, 10/15/20[1,3]	2,500,000	2,381,250
Iron/Steel — 0.44%
Edgen Murray Corp. 8.75%, 11/1/20[1]	18,210,000	21,032,550
Lodging — 0.16%
Station Casinos LLC 7.50%, 3/1/21	7,000,000	7,568,750
Media — 0.95%
Clear Channel Worldwide Holdings, Inc. 6.50%, 11/15/22	810,000	859,613
Clear Channel Worldwide Holdings, Inc. 6.50%, 11/15/22	2,190,000	2,340,562
ProQuest LLC/ProQuest Notes Co. 9.00%, 10/15/18[1]	39,790,000	41,978,450

		45,178,625

Metal Fabricate/Hardware — 0.12%
Dynacast International LLC / Dynacast Finance, Inc. 9.25%, 7/15/19	5,130,000	5,707,125
Miscellaneous Manufacturing — 1.50%
Amsted Industries, Inc. 5.00%, 3/15/22[1]	34,000,000	34,170,000
GE Capital Trust I 6.38%, 11/15/67[2]	34,140,000	37,554,000

		71,724,000

Oil & Gas — 1.45%
Chesapeake Energy Corp. 9.50%, 2/15/15	9,820,000	10,470,575
United Refining Co. 10.50%, 2/28/18	15,891,000	17,639,010

Driehaus Active Income Fund

Schedule of Investments

March 31, 2014 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
Venoco, Inc. 8.88%, 2/15/19	$40,670,000	$41,076,700

		69,186,285

Packaging & Containers — 1.17%
Berry Plastics Corp. 9.50%, 5/15/18	14,199,000	15,015,443
Berry Plastics Corp. 9.75%, 1/15/21	34,988,400	40,630,279

		55,645,722

Pipelines — 0.85%
Enbridge Energy Partners LP 8.05%, 10/1/77[2]	31,500,000	35,532,000
Sabine Pass Liquefaction LLC 5.63%, 2/1/21[1]	3,000,000	3,093,750
Sabine Pass Liquefaction LLC 5.63%, 4/15/23[1]	2,000,000	1,990,000

		40,615,750

Retail — 3.28%
Claire’s Stores, Inc. 9.00%, 3/15/19[1]	12,000,000	12,465,000
Claire’s Stores, Inc. 6.13%, 3/15/20[1]	16,972,000	15,911,250
Michaels Stores, Inc. 7.75%, 11/1/18	58,100,000	62,094,375
Michaels Stores, Inc. 5.88%, 12/15/20[1]	14,000,000	14,157,500
Rite Aid Corp. 10.25%, 10/15/19	3,000,000	3,300,000
Rite Aid Corp. 9.25%, 3/15/20	22,800,000	26,020,500
Rite Aid Corp. 8.00%, 8/15/20	3,425,000	3,801,750
Rite Aid Corp. 6.75%, 6/15/21	17,250,000	18,673,125

		156,423,500

Software — 2.07%
First Data Corp. 6.75%, 11/1/20[1]	22,250,000	23,918,750
Nuance Communications, Inc. 5.38%, 8/15/20[1]	62,187,000	61,876,065
SSI Investments II/SSI Co.-Issuer LLC 11.13%, 6/1/18	12,000,000	12,795,000

		98,589,815

Driehaus Active Income Fund

Schedule of Investments

March 31, 2014 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
Telecommunications — 1.70%
Alcatel-Lucent USA, Inc. 4.63%, 7/1/17[1]	$5,000,000	$5,137,500
Alcatel-Lucent USA, Inc. 6.50%, 1/15/28	5,000,000	4,750,000
CommScope, Inc. 8.25%, 1/15/19[1]	38,356,000	41,520,370
Nortel Networks Ltd. (Canada) 10.75%, 7/15/16[3,5]	11,000,000	13,117,500
Nortel Networks Ltd. (Canada) 10.13%, 7/15/14[3,5]	14,000,000	16,660,000

		81,185,370

Total CORPORATE BONDS (Cost $1,259,188,790)		1,326,711,573

CONVERTIBLE CORPORATE BONDS — 4.86%
Auto Manufacturers — 1.45%
Ford Motor Co. 4.25%, 11/15/16	38,150,000	69,075,344
Electrical Components & Equipment — 0.06%
Suntech Power Holdings Co., Ltd. (China) 3.00%, 3/15/15[3,5]	27,872,000	2,787,200
Internet — 0.47%
Equinix, Inc. 3.00%, 10/15/14	13,600,000	22,389,000
Lodging — 0.95%
MGM Resorts International 4.25%, 4/15/15	31,000,000	45,124,375
Real Estate Investment Trusts — 1.33%
Gaylord Entertainment Co. 3.75%, 10/1/14[1]	13,730,000	27,262,631
Host Hotels & Resorts LP 2.50%, 10/15/29[1]	23,000,000	35,980,625

		63,243,256

Telecommunications — 0.60%
Nortel Networks Corp. (Canada) 1.75%, 4/15/15[3,5]	19,125,000	19,650,937
Nortel Networks Corp. (Canada) 2.13%, 4/15/15[3,5]	9,000,000	9,241,875

		28,892,812

Total CONVERTIBLE CORPORATE BONDS (Cost $189,990,236)		231,511,987

U.S. GOVERNMENT AND AGENCY SECURITIES — 3.93%
Fannie Mae Pool 2.50%, 1/1/23	41,594,849	42,667,289

Driehaus Active Income Fund

Schedule of Investments

March 31, 2014 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
Fannie Mae REMICS 1.50%, 4/25/28	$103,703,911	$100,399,178
Freddie Mac Non Gold Pool 2.44%, 6/1/34[2]	648,758	688,859
Freddie Mac REMICS 1.50%, 3/15/28	45,055,555	43,557,818

Total U.S. GOVERNMENT AND AGENCY SECURITIES (Cost $192,413,772)		187,313,144

COMMON STOCKS — 0.72%
Auto Manufacturers — 0.72%
General Motors Co.	857,291	29,507,970
Motors Liquidation Co. GUC Trust*	167,113	4,821,210

		34,329,180

Total COMMON STOCKS (Cost $19,829,148)		34,329,180

CONVERTIBLE PREFERRED STOCKS — 0.62%
Auto Manufacturers — 0.00%
General Motors Corp. Senior Convertible Preferred Escrow — B 5.25%, 3/6/34[4]	475,000	—
General Motors Corp. Senior Convertible Preferred Escrow — C 6.25%, 12/15/12[4]	11,790,650	—

		—

Banks — 0.62%
Bank of America Corp. 7.25%, 12/31/49	25,822	29,545,791

Total CONVERTIBLE PREFERRED STOCKS (Cost $24,790,888)		29,545,791

PREFERRED STOCKS — 3.74%
Banks — 0.98%
GMAC Capital Trust I 8.13%, 2/15/40[2]	1,710,062	46,684,693
Diversified Financial Services — 0.54%
RBS Capital Funding Trust V 5.90%, 12/31/49	300,000	6,654,000
RBS Capital Funding Trust VII 6.08%, 12/31/49	865,912	19,266,542

		25,920,542

Holding Companies — Diversified — 1.29%
Pitney Bowes International Holdings, Inc. 6.13%, 10/30/16[1]	57,905	61,274,347
Telecommunications — 0.93%
Centaur Funding Corp. (Cayman Islands) 9.08%, 4/21/20[1,3]	36,242	44,464,404

Driehaus Active Income Fund

Schedule of Investments

March 31, 2014 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
Total PREFERRED STOCKS (Cost $164,567,823)		$178,343,986

PURCHASED PUT OPTIONS — 0.11%
Crude Oil Futures, Exercise Price: $99.00, Expiration Date: June, 2014*	1,115	3,110,850
Euro Stoxx Banks, Exercise Price: $150.00, Expiration Date: June, 2014*	6,900	2,376,360

Total PURCHASED PUT OPTIONS (Cost $6,693,332)		5,487,210

SHORT-TERM INVESTMENTS — 0.17%
UMB Money Market Fiduciary 0.01%	8,033,281	8,033,281

Total SHORT-TERM INVESTMENTS (Cost $8,033,281)		8,033,281

WARRANTS — 0.44%
General Motors Co. — CW 16, Strike Price $10.00, Expiration Date 7/10/16*	32,132	798,163
General Motors Co. — CW 19, Strike Price $18.33, Expiration Date 7/10/19*	1,168,287	20,339,879

Total WARRANTS (Cost $21,643,013)		21,138,042

TOTAL INVESTMENTS (Cost $3,322,546,862)	72.62%	3,462,007,045

Other Assets less Liabilities	27.38%	1,305,343,342

Net Assets	100.00%	$4,767,350,387

Driehaus Active Income Fund

Schedule of Investments

March 31, 2014 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
SECURITIES SOLD SHORT — (5.52)%
CORPORATE BONDS — (1.78)%
Chemicals — (0.14)%
Huntsman International LLC 8.63%, 3/15/21	$(6,000,000)	$(6,780,000)
Healthcare — Products — (0.15)%
Kinetic Concepts, Inc. / KCI USA, Inc. 10.50%, 11/1/18	(6,100,000)	(7,068,375)
Household Products/Wares — (0.26)%
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC 9.88%, 8/15/19	(10,796,000)	(12,172,490)
Lodging — (0.18)%
MGM Resorts International 7.63%, 1/15/17	(7,315,000)	(8,421,394)
Media — (0.24)%
DISH DBS Corp. 6.75%, 6/1/21	(10,339,000)	(11,631,375)
Oil & Gas — (0.45)%
Chesapeake Energy Corp. 6.63%, 8/15/20	(13,700,000)	(15,515,250)
Chesapeake Energy Corp. 6.13%, 2/15/21	(5,500,000)	(6,050,000)

		(21,565,250)

Retail — (0.36)%
Party City Holdings, Inc. 8.88%, 8/1/20	(2,340,000)	(2,629,575)
Sears Holdings Corp. 6.63%, 10/15/18	(15,800,000)	(14,536,000)

		(17,165,575)

Total CORPORATE BONDS (Proceeds $79,303,560)		(84,804,459)

COMMON STOCKS — (3.26)%
Auto Manufacturers — (1.14)%
Ford Motor Co.	(3,491,935)	(54,474,186)
Banks — (0.23)%
Bank of America Corp.	(628,321)	(10,807,121)
Healthcare — Services — (0.13)%
Kindred Healthcare, Inc.	(258,474)	(6,053,461)
Internet — (0.54)%
Equinix, Inc.*	(126,233)	(23,332,908)
WebMD Health Corp.*	(60,447)	(2,502,506)

		(25,835,414)

Lodging — (0.32)%
MGM Resorts International*	(593,974)	(15,360,167)

Driehaus Active Income Fund

Schedule of Investments

March 31, 2014 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
Real Estate Investment Trusts — (0.90)%
Host Hotels & Resorts, Inc.	(1,193,449)	$(24,155,408)
Ryman Hospitality Properties	(438,718)	(18,654,289)

		(42,809,697)

Total COMMON STOCKS (Proceeds $121,265,003)		(155,340,046)

EXCHANGE-TRADED FUND — (0.48)%
SPDR Barclays High Yield Bond ETF	(557,235)	(23,019,378)

Total EXCHANGE-TRADED FUND (Proceeds $21,731,230)		(23,019,378)

TOTAL INVESTMENT SECURITIES SOLD SHORT (Proceeds $222,299,793)	(5.52)%	$(263,163,883)

*	Non-income producing security.
[1]	144A restricted security.
[2]	Variable rate security. Rates disclosed are as of March 31, 2014.
[3]	Foreign security denominated in U.S. dollars.
[4]	Security valued at fair value as determined in good faith by Driehaus Capital Management LLC, investment adviser to the Fund, in accordance with procedures established by, and under the general supervision of, the Trust’s Board of Trustees.
[5]	Security is in default.

Percentages are stated as a percent of net assets.

See accompanying Notes to Schedule of Investments.

Driehaus Active Income Fund

Schedule of Investments

March 31, 2014 (Unaudited)

SWAP CONTRACTS

Credit Default Swaps

Counterparty	Reference Instrument	Currency	Notional AmountB	Pay/ ReceiveA Fixed Rate	Fixed Rate	Expiration Date	Premium Paid (Received)	Unrealized Appreciation/ (Depreciation)	Credit Event	RatingC

Goldman Sachs	Alcatel-Lucent USA, Inc.								Bankruptcy/ FTP
	6.50%, 1/15/28	USD	43,500,000	Pay	5.00%	9/20/2014	$3,756,250	$(4,760,209)		CCC+
Merrill Lynch	Ally Financial, Inc.								Bankruptcy/ FTP
	7.50%, 9/15/20	USD	10,000,000	Pay	5.00	3/20/2019	(1,581,464)	(162,697)		BB
Merrill Lynch	Ally Financial, Inc.								Bankruptcy/ FTP
	7.50%, 9/15/20	USD	10,000,000	Pay	5.00	12/20/2018	(1,492,458)	(209,467)		BB
Morgan Stanley	American Express Co.								Bankruptcy/ FTP
	5.50%, 9/12/16	USD	20,000,000	Pay	1.00	12/20/2016	263,406	(705,166)		BBB+
Goldman Sachs	American Express Co.								Bankruptcy/ FTP
	5.50%, 9/12/16	USD	5,000,000	Pay	1.00	12/20/2016	61,174	(171,615)		BBB+
Goldman Sachs	Bank of America Corp.								Bankruptcy/ FTP
	6.25%, 4/15/12	USD	10,000,000	Pay	1.00	12/20/2016	1,499,776	(1,670,062)		NR
Goldman Sachs	Boston Properties L.P.								Bankruptcy/ FTP
	6.25%, 1/15/13	USD	11,000,000	Pay	1.00	9/20/2014	848,323	(900,331)		NR
Goldman Sachs	Brunswick Corp.								Bankruptcy/ FTP
	7.13%, 8/1/27	USD	10,000,000	Pay	5.00	12/20/2014	40,542	(415,908)		BB
Goldman Sachs	Brunswick Corp.								Restructuring/ Bankruptcy/ FTP
	7.13%, 8/1/27	USD	10,000,000	Pay	5.00	12/20/2014	(143,212)	(232,154)		BB
Merrill Lynch	Citigroup, Inc.								Bankruptcy/ FTP
	6.13%, 5/15/18	USD	5,000,000	Pay	1.00	12/20/2016	432,520	(508,764)		A-
Goldman Sachs	Citigroup, Inc.								Bankruptcy/ FTP
	6.13%, 5/15/18	USD	5,000,000	Pay	1.00	12/20/2016	379,663	(455,910)		A-
Goldman Sachs	CVS Caremark Corp.								Bankruptcy/ FTP
	4.88%, 9/15/14	USD	10,000,000	Pay	1.00	9/20/2014	(286,840)	236,902		BBB+
Morgan Stanley	Enbridge Energy, L.P.								Bankruptcy/ FTP
	4.75%, 6/1/13	USD	10,000,000	Pay	1.00	6/20/2015	56,732	(166,843)		NR
Goldman Sachs	First Data Corp.								Bankruptcy/ FTP
	9.88%, 9/24/15	USD	3,000,000	Pay	5.00	3/20/2017	540,000	(759,160)		B-
Morgan Stanley	First Data Corp.								Bankruptcy/ FTP
	9.88%, 9/24/15	USD	10,000,000	Pay	5.00	3/20/2017	1,150,000	(1,880,535)		B-
Goldman Sachs	First Data Corp.								Bankruptcy/ FTP
	9.88%, 9/24/15	USD	5,000,000	Pay	5.00	6/20/2016	350,000	(716,065)		B-
Goldman Sachs	H.J. Heinz Co.								Bankruptcy/ FTP
	6.38%, 7/15/28	USD	10,000,000	Pay	1.00	9/20/2014	(320,193)	271,028		BB-
JP Morgan	Hess Corp.								Bankruptcy/ FTP
	7.00%, 2/15/14	USD	8,000,000	Pay	1.00	6/20/2018	154,644	(292,948)		NR
Morgan Stanley	Hess Corp.								Bankruptcy/ FTP
	7.00%, 2/15/14	USD	4,000,000	Pay	1.00	6/20/2018	77,280	(146,432)		NR
Morgan Stanley	Hess Corp.								Bankruptcy/ FTP
	7.00%, 2/15/14	USD	4,000,000	Pay	1.00	6/20/2018	80,701	(149,853)		NR
Morgan Stanley	Hess Corp.								Bankruptcy/ FTP
	7.00%, 2/15/14	USD	4,000,000	Pay	1.00	6/20/2018	91,702	(160,855)		NR
Credit Suisse	Hess Corp.								Bankruptcy/ FTP
	5.60%, 2/15/41	USD	4,000,000	Pay	1.00	6/20/2018	15,350	(84,502)		NR
Credit Suisse	Hess Corp.								Bankruptcy/ FTP
	7.00%, 2/15/14	USD	20,000,000	Pay	1.00	9/20/2018	309,975	(620,278)		NR
Goldman Sachs	Host Hotels & Resorts, Inc.								Bankruptcy/ FTP
	6.75%, 6/1/16	USD	10,000,000	Pay	1.00	12/20/2016	1,067,644	(1,247,428)		BBB

See accompanying Notes to Schedule of Investments.

Driehaus Active Income Fund

Schedule of Investments

March 31, 2014 (unaudited)

Credit Default Swaps (continued)

Counterparty	Reference Instrument		Notional AmountB	Pay/ ReceiveA Fixed Rate	Fixed Rate	Expiration Date	Premium Paid (Received)	Unrealized Appreciation/ (Depreciation)	Credit Event	RatingC

Goldman Sachs	Huntsman Corp.								Bankruptcy/ FTP
	11.50%, 7/15/12	USD	5,000,000	Pay	5.00%	12/20/2016	$124,119	$(684,836)		NR
Morgan Stanley	J.C. Penney Corp., Inc.								Bankruptcy/ FTP
	6.38%, 10/15/36	USD	7,500,000	Pay	5.00	6/20/2018	768,750	597,252		CCC-
Credit Suisse	J.C. Penney Corp., Inc.								Bankruptcy/ FTP
	6.38%, 10/15/36	USD	3,750,000	Pay	5.00	6/20/2018	346,875	336,126		CCC-
Credit Suisse	J.C. Penney Corp., Inc.								Bankruptcy/ FTP
	6.38%, 10/15/36	USD	3,750,000	Pay	5.00	6/20/2018	309,375	373,626		CCC-
Credit Suisse	J.C. Penney Corp., Inc.								Restructuring/ Bankruptcy/ FTP
	6.38%, 10/15/36	USD	3,750,000	Pay	5.00	6/20/2018	234,375	448,626		CCC-
Morgan Stanley	J.C. Penney Corp., Inc.								Restructuring/ Bankruptcy/ FTP
	6.38%, 10/15/36	USD	3,750,000	Pay	5.00	6/20/2018	365,625	317,376		CCC-
Credit Suisse	J.C. Penney Corp., Inc.								Bankruptcy/ FTP
	6.38%, 10/15/36	USD	6,667,000	Pay	5.00	12/20/2016	700,035	204,074		CCC-
Morgan Stanley	J.C. Penney Corp., Inc.								Bankruptcy/ FTP
	6.38%, 10/15/36	USD	(10,000,000)	Receive	5.00	12/20/2014	(375,000)	215,832		CCC-
Goldman Sachs	J.C. Penney Corp., Inc.								Bankruptcy/ FTP
	6.38%, 10/15/36	USD	13,334,000	Pay	5.00	3/20/2017	2,633,465	(670,468)		CCC-
Credit Suisse	J.C. Penney Corp., Inc.								Bankruptcy/ FTP
	6.38%, 10/15/36	USD	6,667,000	Pay	5.00	3/20/2017	1,366,735	(385,237)		CCC-
Goldman Sachs	J.C. Penney Corp., Inc.								Bankruptcy/ FTP
	6.38%, 10/15/36	USD	(13,334,000)	Receive	5.00	3/20/2015	(933,380)	488,391		CCC-
Goldman Sachs	Limited Brands, Inc.								Bankruptcy/ FTP
	6.90%, 7/15/17	USD	15,000,000	Pay	1.00	12/20/2015	679,159	(841,020)		BB-
Goldman Sachs	Liz Claiborne, Inc.								Bankruptcy/ FTP
	5.00%, 7/8/13	USD	15,000,000	Pay	5.00	9/20/2014	1,875,000	(2,252,804)		NR
Goldman Sachs	Liz Claiborne, Inc.								Bankruptcy/ FTP
	5.00%, 7/8/13	USD	15,000,000	Pay	5.00	12/20/2014	1,087,500	(1,650,697)		NR
Goldman Sachs	The Markit CDX NA								Bankruptcy/ FTP
	High Yield Series 17 Index	USD	14,400,000	Pay	5.00	12/20/2016	1,500,750	(2,596,324)		NA
Merrill Lynch	The Markit CDX NA								Bankruptcy/ FTP
	High Yield Series 17 Index	USD	4,800,000	Pay	5.00	12/20/2016	550,000	(919,441)		NA
Goldman Sachs	The Markit iTraxx Europe								Bankruptcy/ FTP
	Crossover IndexSeries 19	EUR	24,500,000	Pay	5.00	6/20/2018	(1,602,328)	(2,151,240)		NA
Goldman Sachs	The Markit iTraxx Europe								Bankruptcy/ FTP
	Crossover IndexSeries 20	EUR	10,000,000	Pay	5.00	12/20/2018	(2,134,040)	(298,075)		NA
Morgan Stanley	The Markit iTraxx Europe								Bankruptcy/ FTP
	Crossover IndexSeries 20	EUR	10,000,000	Pay	5.00	12/20/2018	(2,137,029)	(295,086)		NA
Morgan Stanley	The Markit iTraxx Europe								Bankruptcy/ FTP
	Crossover IndexSeries 20	EUR	10,000,000	Pay	5.00	12/20/2018	(2,252,200)	(179,914)		NA
Goldman Sachs	Masco Corp.								Bankruptcy/ FTP
	6.13%, 10/3/16	USD	15,000,000	Pay	1.00	12/20/2015	1,047,333	(1,234,842)		BBB-
Morgan Stanley	Masco Corp.								Bankruptcy/ FTP
	6.13%, 10/3/16	USD	4,500,000	Pay	1.00	3/20/2016	273,169	(334,251)		BBB-
Goldman Sachs	Newell Rubbermaid, Inc.								Bankruptcy/ FTP
	5.50%, 4/15/13	USD	30,000,000	Pay	1.00	6/20/2014	620,488	(695,267)		NR
Merrill Lynch	Pitney Bowes, Inc.								Bankruptcy/ FTP
	6.25%, 3/15/19	USD	5,000,000	Pay	1.00	9/20/2016	164,656	(240,454)		BBB

See accompanying Notes to Schedule of Investments.

Driehaus Active Income Fund

Schedule of Investments

March 31, 2014 (unaudited)

Credit Default Swaps (continued)

Counterparty	Reference Instrument		Notional AmountB	Pay/ ReceiveA Fixed Rate	Fixed Rate	Expiration Date	Premium Paid (Received)	Unrealized Appreciation/ (Depreciation)	Credit Event	RatingC

Morgan Stanley	Pitney Bowes, Inc.
	6.25%, 3/15/19	USD	5,000,000	Pay	1.00%	12/20/2016	$244,614	$(319,244)	Bankruptcy/FTP	BBB
Merrill Lynch	Pitney Bowes, Inc.
	4.63%, 10/01/12	USD	20,000,000	Pay	1.00	3/20/2016	436,253	(722,648)	Bankruptcy/FTP	NR
Goldman Sachs	Realogy Corp.
	10.50%, 4/15/14	USD	3,000,000	Pay	5.00	3/20/2016	285,000	(524,738)	Bankruptcy/FTP	B
Merrill Lynch	Realogy Corp.
	10.50%, 4/15/14	USD	2,000,000	Pay	5.00	3/20/2016	190,000	(349,825)	Bankruptcy/FTP	B
Goldman Sachs	Saks, Inc.
	2.00%, 3/15/24	USD	10,000,000	Pay	5.00	12/20/2016	406,250	(1,703,139)	Bankruptcy/FTP	NR
Goldman Sachs	Sears Roebuck Acceptance Corp.
	7.00%, 6/1/32	USD	1,600,000	Pay	5.00	3/20/2019	380,000	(99,090)	Bankruptcy/FTP	CCC+
Merrill Lynch	Sears Roebuck Acceptance Corp.
	7.00%, 6/1/32	USD	1,600,000	Pay	5.00	3/20/2019	372,000	(91,090)	Bankruptcy/FTP	CCC+
Barclays	Sears Roebuck Acceptance Corp.
	7.00%, 6/1/32	USD	8,000,000	Pay	5.00	3/20/2019	1,500,000	(95,448)	Bankruptcy/FTP	CCC+
Goldman Sachs	Sears Roebuck Acceptance Corp.
	7.00%, 6/1/32	USD	4,000,000	Pay	5.00	3/20/2019	760,000	(57,724)	Bankruptcy/FTP	CCC+
Barclays	Sears Roebuck Acceptance Corp.
	7.00%, 6/1/32	USD	1,600,000	Pay	5.00	3/20/2019	296,000	(15,090)	Bankruptcy/FTP	CCC+
Barclays	Sears Roebuck Acceptance Corp.
	7.00%, 6/1/32	USD	2,400,000	Pay	5.00	3/20/2019	456,000	(34,634)	Bankruptcy/FTP	CCC+
Goldman Sachs	Sears Roebuck Acceptance Corp.
	7.00%, 6/1/32	USD	1,600,000	Pay	5.00	3/20/2019	292,000	(11,090)	Bankruptcy/FTP	CCC+
Barclays	Sears Roebuck Acceptance Corp.
	7.00%, 6/1/32	USD	1,600,000	Pay	5.00	3/20/2019	284,000	(3,090)	Bankruptcy/FTP	CCC+
Barclays	Sears Roebuck Acceptance Corp.
	7.00%, 6/1/32	USD	4,000,000	Pay	5.00	6/20/2019	740,000	(7,070)	Bankruptcy/FTP	CCC+
Morgan Stanley	Sprint Nextel Corp.
	6.00%, 12/1/16	USD	5,000,000	Pay	5.00	3/20/2016	(354,760)	(109,568)	Bankruptcy/FTP	BB-
Morgan Stanley	SUPERVALU, Inc.
	8.00%, 5/1/16	USD	2,500,000	Pay	5.00	9/20/2018	(103,413)	(22,445)	Bankruptcy/FTP	B-
Goldman Sachs	SUPERVALU, Inc.
	8.00%, 5/1/16	USD	2,500,000	Pay	5.00	9/20/2018	(109,079)	(16,779)	Bankruptcy/FTP	B-
Goldman Sachs	SUPERVALU, Inc.
	8.00%, 5/1/16	USD	2,500,000	Pay	5.00	9/20/2018	(142,039)	16,181	Bankruptcy/FTP	B-
Goldman Sachs	The Chubb Corp.
	6.60%, 8/15/18	USD	10,000,000	Pay	1.00	12/20/2014	(242,813)	168,583	Bankruptcy/FTP	A+
Goldman Sachs	The Chubb Corp.
	6.60%, 8/15/18	USD	10,000,000	Pay	1.00	3/20/2015	(257,326)	159,080	Bankruptcy/FTP	A+
Goldman Sachs	TRW Automotive, Inc.
	7.25%, 3/15/17	USD	5,000,000	Pay	5.00	3/20/2015	92,579	(336,071)	Bankruptcy/FTP	BBB-
Goldman Sachs	TRW Automotive, Inc.
	7.25%, 3/15/17	USD	3,000,000	Pay	5.00	6/20/2015	(133,100)	(48,195)	Bankruptcy/FTP	BBB-
Morgan Stanley	Vulcan Materials Co.
	6.40%, 11/30/17	USD	5,000,000	Pay	5.00	12/20/2016	255,000	(892,731)	Bankruptcy/FTP	BB

Total Credit Default Swaps							18,212,113	(33,473,770)

Total Swap Contracts							$18,212,113	$(33,473,770)

A	If the Fund is paying a fixed rate, the counterparty acts as guarantor of the variable instrument and thus the Fund is a buyer of protection. If the Fund is receiving a fixed rate, the Fund acts as guarantor of the variable instrument and thus is a seller of protection.
B	For contracts to sell protection, the notional amout is equal to the maximum potential amount of the future payments and no recourse has been entered into in association with the contracts.
C	Based on Moody’s or Standard & Poor’s credit rating for the underlying reference instrument entity (unaudited).

FTP=Failure to Pay

NR=Not Rated

NA=Not Applicable

EUR - Euro

USD - United States Dollar

See accompanying Notes to Schedule of Investments.

Driehaus Active Income Fund

Schedule of Investments

March 31, 2014 (unaudited)

SWAPTIONS

Interest Rate Swaptions

Counterparty	Floating Rate Index	Currency	Notional Amount	Pay/Receive Fixed rate	Exercise Price	Expiration Date	Premium Paid (Received)	Market Value

Morgan Stanley	6-Month USD-LIBOR-BBA	USD	300,000,000	Pay	3.00	9/29/2014	$5,640,000	$5,854,680

Total Interest Rate Swaptions							5,640,000	5,854,680

TOTAL SWAPTIONS							$5,640,000	$5,854,680

USD - United States Dollar

See accompanying Notes to Schedule of Investments.

Driehaus Active Income Fund

Schedule of Investments

March 31, 2014 (unaudited)

FUTURES CONTRACTS

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Unrealized Appreciation/ (Depreciation)

U.S. 5 Year Treasury Note	(1,407)	June 2014	$789,555
U.S. 10 Year Treasury Note	(2,694)	June 2014	1,107,899
U.S. Treasury Long Bond	(372)	June 2014	(750,813)

Total Futures Contracts			$1,146,641

See accompanying Notes to Schedule of Investments.

Driehaus Select Credit Fund

Schedule of Investments

March 31, 2014 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
ASSET-BACKED SECURITIES — 1.07%
Freddie Mac REMICS 2.00%, 2/15/27	$6,141,612	$6,132,369
Freddie Mac REMICS 2.00%, 4/15/28	7,374,072	7,323,515

Total ASSET-BACKED SECURITIES (Cost $13,640,771)		13,455,884

BANK LOANS — 16.55%
Commercial Services — 0.87%
Westway Group, Inc. 4.50%, 2/5/20[2]	10,890,000	10,924,031
Diversified Financial Services — 0.68%
Sears Roebuck Acceptance Corp. 5.50%, 6/30/18[2]	8,531,125	8,564,891
Engineering & Construction — 0.84%
Deutsche Raststatten Gruppe III GmbH (Germany) 12.50%, 12/10/21	7,000,000	10,559,306
Environmental Control — 0.16%
WTG Holdings III Corp. 8.50%, 12/12/21[2]	2,000,000	2,010,000
Food — 5.17%
Fairway Group Acquisition Co. 5.00%, 8/17/18[2]	22,674,439	22,447,695
Hostess Brands, Inc. 6.75%, 3/12/20[2]	17,000,000	17,605,625
Roundy’s Supermarkets, Inc. 5.75%, 2/21/21[2]	16,000,000	15,986,672
SUPERVALU, Inc. 4.50%, 3/21/19[2]	8,875,134	8,891,775

		64,931,767

Leisure Time — 0.80%
Equinox Holdings, Inc. 9.75%, 5/16/20[2]	10,000,000	10,100,000
Oil & Gas — 2.03%
Bennu Oil & Gas LLC 10.25%, 10/31/18[2]	10,083,214	10,184,047
Shelf Drilling Midco Ltd. (United Arab Emirates) 10.00%, 10/7/18[2]	15,000,000	15,318,750

		25,502,797

Retail — 2.45%
JC Penney Corp., Inc. 6.00%, 5/21/18[2]	17,264,637	17,161,533
Targus Group International 12.00%, 5/12/16[2]	16,499,179	13,694,318

		30,855,851

Driehaus Select Credit Fund

Schedule of Investments

March 31, 2014 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
Software — 3.55%
Applied Systems, Inc. 7.50%, 1/15/22[2]	$44,000,000	$44,660,000

Total BANK LOANS (Cost $210,144,398)		208,108,643

CORPORATE BONDS — 37.19%
Agriculture — 1.38%
American Rock Salt Co. LLC/American Rock Capital Corp. 8.25%, 5/1/18[1]	16,667,000	17,375,348
Banks — 2.41%
Credit Suisse Group AG (Switzerland) 7.50%, 12/11/49[1,2,3]	2,000,000	2,172,500
Royal Bank of Scotland Group PLC (United Kingdom) 5.50%, 11/29/49[3]	22,757,000	28,175,856

		30,348,356

Building Materials — 2.30%
Cemex Finance LLC 9.38%, 10/12/22[1]	16,000,000	18,780,000
Cemex Finance LLC 6.00%, 4/1/24[1]	5,000,000	5,012,500
Cemex SAB de CV (Mexico) 5.23%, 9/30/15[1,2,3]	4,930,000	5,091,458

		28,883,958

Chemicals — 0.14%
Momentive Performance Materials, Inc. 11.50%, 12/1/16	5,530,000	1,811,075
Commercial Services — 1.21%
Ceridian Corp. 8.88%, 7/15/19[1]	4,000,000	4,540,000
DynCorp International, Inc. 10.38%, 7/1/17	9,490,000	9,917,050
Empark Funding SA (Spain) 6.75%, 12/15/19[1,3]	500,000	738,738

		15,195,788

Diversified Financial Services — 2.35%
Bantrab Senior Trust (Cayman Islands) 9.00%, 11/14/20[1,3]	1,000,000	965,500
Cementos Progreso Trust (Cayman Islands) 7.13%, 11/6/23[1,3]	8,500,000	8,882,500
Denali Borrower LLC / Denali Finance Corp. 5.63%, 10/15/20[1]	4,000,000	4,070,000
Denver Parent Corp. 12.25%, 8/15/18[1]	15,500,000	15,577,500

		29,495,500

Driehaus Select Credit Fund

Schedule of Investments

March 31, 2014 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
Entertainment — 3.32%
Graton Economic Development Authority 9.63%, 9/1/19[1]	$27,955,000	$31,938,587
Production Resource Group, Inc. 8.88%, 5/1/19	7,255,000	5,767,725
WMG Acquisition Corp. 11.50%, 10/1/18	3,500,000	3,977,750

		41,684,062

Healthcare — Products — 0.70%
ConvaTec Healthcare E S.A. (Luxembourg) 10.50%, 12/15/18[1,3]	7,930,000	8,822,125
Healthcare — Services — 3.20%
Aurora Diagnostics Holdings / Aurora Diagnostics Financing, Inc. 10.75%, 1/15/18	8,500,000	6,800,000
Kindred Healthcare, Inc. 8.25%, 6/1/19	16,867,000	18,068,774
Kindred Healthcare, Inc. 6.38%, 4/15/22[1]	7,565,000	7,583,912
National Mentor, Inc. 12.50%, 2/15/18[1]	7,311,000	7,786,215

		40,238,901

Internet — 0.64%
Mood Media Corp. (Canada) 9.25%, 10/15/20[1,3]	8,500,000	8,096,250
Iron/Steel — 0.60%
Edgen Murray Corp. 8.75%, 11/1/20[1]	6,490,000	7,495,950
Media — 0.66%
Nara Cable Funding II Ltd. (Ireland) 8.50%, 3/1/20[3]	5,000,000	8,300,041
Mining — 0.19%
Cuco Resources Ltd. 14.00%, 12/1/14[4]	3,500,000	2,450,000
Oil & Gas — 4.75%
Calumet Specialty Products Partners LP / Calumet Finance Corp. 6.50%, 4/15/21[1]	17,000,000	17,127,500
Chesapeake Energy Corp. 9.50%, 2/15/15	1,150,000	1,226,187
Jones Energy Holdings LLC / Jones Energy Finance Corp. 6.75%, 4/1/22[1]	5,000,000	5,093,750
Newfield Exploration Co. 5.75%, 1/30/22	1,000,000	1,062,500
Sanchez Energy Corp. 7.75%, 6/15/21[1]	12,600,000	13,450,500

Driehaus Select Credit Fund

Schedule of Investments

March 31, 2014 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
Shelf Drilling Holdings Ltd. (United Arab Emirates) 8.63%, 11/1/18 [1,3]	$5,000,000	$5,412,500
Venoco, Inc. 8.88%, 2/15/19	16,173,000	16,334,730

		59,707,667

Packaging & Containers — 0.40%
Berry Plastics Corp. 9.75%, 1/15/21	4,292,600	4,984,782
Retail — 4.89%
Claire’s Stores, Inc. 7.75%, 6/1/20[1]	14,000,000	10,780,000
Neiman Marcus Group, Inc. 8.00%, 10/15/21[1]	18,000,000	19,777,500
Rite Aid Corp. 9.25%, 3/15/20	4,200,000	4,793,250
Rite Aid Corp. 6.75%, 6/15/21	15,750,000	17,049,375
Ruby Tuesday, Inc. 7.63%, 5/15/20	10,175,000	9,081,187

		61,481,312

Software — 2.67%
First Data Corp. 10.63%, 6/15/21	5,000,000	5,625,000
First Data Holdings, Inc. 14.50%, 9/24/19[1]	9,431,374	8,865,492
Nuance Communications, Inc. 5.38%, 8/15/20[1]	19,168,000	19,072,160

		33,562,652

Telecommunications — 5.38%
Alcatel-Lucent USA, Inc. 8.88%, 1/1/20[1]	8,270,000	9,386,450
Alcatel-Lucent USA, Inc. 6.75%, 11/15/20[1]	11,000,000	11,632,500
Cincinnati Bell, Inc. 8.75%, 3/15/18	19,365,000	20,260,631
Intelsat Luxembourg SA (Luxembourg) 7.75%, 6/1/21[1,3]	15,401,000	16,209,553
Nortel Networks Ltd. (Canada) 10.13%, 7/15/14[3,5]	8,500,000	10,115,000

		67,604,134

Total CORPORATE BONDS (Cost $454,078,444)		467,537,901

Driehaus Select Credit Fund

Schedule of Investments

March 31, 2014 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
CONVERTIBLE CORPORATE BONDS — 5.61%
Building Materials — 1.17%
Cemex SAB de CV (Mexico) 4.88%, 3/15/15[3]	$12,000,000	$14,685,000
Electrical Components & Equipment — 1.40%
SunPower Corp. 4.50%, 3/15/15	11,336,000	17,181,125
Suntech Power Holdings Co., Ltd. (China) 3.00%, 3/15/15[3,5]	4,000,000	400,000

		17,581,125

Holding Companies — Diversified — 0.72%
Gala Electric Casinos PLC (United Kingdom) 11.50%, 6/1/19[3]	5,000,000	9,070,690
Internet — 0.21%
Equinix, Inc. 3.00%, 10/15/14	1,600,000	2,634,000
Lodging — 1.68%
MGM Resorts International 4.25%, 4/15/15	14,500,000	21,106,562
Mining — 0.03%
Great Western Minerals Group Ltd. (Canada) 8.00%, 4/6/17[3]	2,000,000	460,000
Telecommunications — 0.40%
Nortel Networks Corp. (Canada) 1.75%, 4/15/15[3,5]	1,875,000	1,926,563
Nortel Networks Corp. (Canada) 2.13%, 4/15/15[3,5]	3,000,000	3,080,625

		5,007,188

Total CONVERTIBLE CORPORATE BONDS (Cost $63,727,556)		70,544,565

COMMON STOCK — 2.54%
Auto Manufacturers — 1.68%
General Motors Co.	611,099	21,034,023
Motors Liquidation Co. GUC Trust*	1,276	36,813

		21,070,836

Household Products/Wares — 0.17%
CSS Industries, Inc.	77,230	2,085,210
Packaging & Containers — 0.09%
Berry Plastics Group, Inc.*	50,000	1,157,500
Telecommunications — 0.60%
Cincinnati Bell, Inc.*	2,201,556	7,617,384

Driehaus Select Credit Fund

Schedule of Investments

March 31, 2014 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
Total COMMON STOCK (Cost $32,163,184)		$31,930,930

CONVERTIBLE PREFERRED STOCK — 0.63%
Auto Manufacturers — 0.00%
General Motors Corp. Senior Convertible Preferred Escrow — C 7.25%, 4/15/14[4]	94,958	—
Real Estate Investment Trusts — 0.63%
Alexandria Real Estate Equities, Inc. 7.00%, 12/31/49	295,167	7,931,137

Total CONVERTIBLE PREFERRED STOCK (Cost $7,531,201)		7,931,137

PURCHASED CALL OPTIONS — 0.06%
NII Holdings, Inc., Exercise Price: $3.00, Expiration Date: June, 2014*[4]	9,890	—
Ocwen Financial Corp., Exercise Price: $47.50, Expiration Date: January, 2015*	1,200	360,000
Ocwen Financial Corp., Exercise Price: $55.00, Expiration Date: January, 2015*	2,425	388,000

Total PURCHASED CALL OPTIONS (Premiums paid $3,214,516)		748,000

PURCHASED PUT OPTIONS — 0.14%
Crude Oil Futures, Exercise Price: $99.00, Expiration Date: June, 2014*	435	1,213,650
EURO STOXX Banks Exercise Price: $150.00, Expiration Date: June, 2014*	1,600	551,040

Total PURCHASED PUT OPTIONS (Premiums paid $2,076,809)		1,764,690

SHORT-TERM INVESTMENTS — 0.57%
UMB Money Market Fiduciary 0.01%	7,122,527	7,122,527

Total SHORT-TERM INVESTMENTS (Cost $7,122,527)		7,122,527

WARRANTS — 0.03%
Cuco Resources Ltd. — Strike Price $4.00, Expiration Date 12/1/16*[4]	600,000	—
General Motors Co. — CW 16, Strike Price $10.00, Expiration Date 7/10/16*	8,920	221,581
General Motors Co. — CW 19, Strike Price $18.33, Expiration Date 7/10/19*	8,920	155,303

Total WARRANTS (Cost $398,024)		376,884

Driehaus Select Credit Fund

Schedule of Investments

March 31, 2014 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value

TOTAL INVESTMENTS (Cost $794,097,430)	64.39%	$809,521,161

Other Assets less Liabilities	35.61%	447,675,849

Net Assets	100.00%	$1,257,197,010

Driehaus Select Credit Fund

Schedule of Investments

March 31, 2014 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
SECURITIES SOLD SHORT — (4.64)%
CORPORATE BONDS — (2.31)%
Healthcare — Products — (0.56)%
Kinetic Concepts, Inc. / KCI USA, Inc. 10.50%, 11/1/18	$(6,100,000)	$(7,068,375)
Household Products/Wares — (0.24)%
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC 9.88%, 8/15/19	(2,699,000)	(3,043,123)
Media — (0.18)%
DISH DBS Corp. 6.75%, 6/1/21	(2,000,000)	(2,250,000)
Oil & Gas — (0.84)%
Chesapeake Energy Corp. 6.63%, 8/15/20	(2,600,000)	(2,944,500)
Chesapeake Energy Corp. 6.13%, 2/15/21	(2,015,000)	(2,216,500)
Newfield Exploration Co. 6.88%, 2/1/20	(5,000,000)	(5,375,000)

		(10,536,000)

Retail — (0.49)%
Party City Holdings, Inc. 8.88%, 8/1/20	(2,260,000)	(2,539,675)
Sears Holdings Corp. 6.63%, 10/15/18	(3,950,000)	(3,634,000)

		(6,173,675)

Total CORPORATE BONDS (Proceeds $27,854,233)		(29,071,173)

COMMON STOCK — (1.82)%
Electrical Components & Equipment — (0.81)%
SunPower Corp.*	(313,933)	(10,127,478)
Healthcare — Services — (0.10)%
Kindred Healthcare, Inc.	(55,723)	(1,305,033)
Internet — (0.22)%
Equinix, Inc.*	(14,850)	(2,744,874)
Lodging — (0.48)%
MGM Resorts International*	(235,258)	(6,083,772)
Real Estate Investment Trusts — (0.21)%
Alexandria Real Estate Equities, Inc.	(35,523)	(2,577,549)

Total COMMON STOCK (Proceeds $18,287,258)		(22,838,706)

EXCHANGE-TRADED FUND — (0.46)%
SPDR Barclays High Yield Bond ETF	(139,308)	(5,754,813)

Driehaus Select Credit Fund

Schedule of Investments

March 31, 2014 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
Total EXCHANGE-TRADED FUND (Proceeds $5,432,778)		$(5,754,813)

WRITTEN CALL OPTIONS — (0.05)%
Cemex SAB de CV (Mexico), Exercise Price: $15.00, Expiration Date: January, 2015*[3]	(10,320)	(608,880)

Total WRITTEN CALL OPTIONS (Premiums received $829,949)		(608,880)

TOTAL INVESTMENT SECURITIES SOLD SHORT (Proceeds $52,404,218)	(4.64)%	$(58,273,572)

*	Non-income producing security.
[1]	144A restricted security.
[2]	Variable rate security. Rates disclosed are as of March 31, 2014.
[3]	Foreign security denominated in U.S. dollars.
[4]	Security valued at fair value as determined in good faith by Driehaus Capital Management LLC, investment adviser to the Fund, in accordance with procedures established by, and under the general supervision of, the Trust’s Board of Trustees.
[5]	Security is in default.

Percentages are stated as a percent of net assets.

See accompanying Notes to Schedule of Investments.

Driehaus Select Credit Fund

Schedule of Investments

March 31, 2014 (unaudited)

SWAP CONTRACTS

Credit Default Swaps

Counterparty	Reference Instrument	Currency	Notional AmountB	Pay/ ReceiveA Fixed Rate	Fixed Rate	Expiration Date	Premium Paid (Received)	Unrealized Appreciation/ (Depreciation)	Credit Event	RatingC

Goldman Sachs	First Data Corp.								Bankruptcy/ FTP
	12.63%, 1/15/21	USD	2,000,000	Pay	5.00	3/20/2019	$-	$(42,661)		B-
Goldman Sachs	First Data Corp.								Bankruptcy/ FTP
	12.63%, 1/15/21	USD	2,000,000	Pay	5.00	3/20/2019	-	(42,661)		B-
Goldman Sachs	First Data Corp.								Bankruptcy/ FTP
	12.63%, 1/15/21	USD	5,000,000	Pay	5.00	3/20/2019	16,475	(123,129)		B-
Merrill Lynch	Freeport-McMoRan Copper & Gold, Inc.								Bankruptcy/ FTP
	8.38%, 3/14/12	USD	2,000,000	Pay	1.00	3/20/2017	40,381	(59,300)		NR
JP Morgan	Hess Corp.								Bankruptcy/ FTP
	7.00%, 2/15/14	USD	2,000,000	Pay	1.00	6/20/2018	38,660	(73,236)		NR
Morgan Stanley	Hess Corp.								Bankruptcy/ FTP
	7.00%, 2/15/14	USD	1,000,000	Pay	1.00	6/20/2018	19,320	(36,608)		NR
Morgan Stanley	Hess Corp.								Bankruptcy/ FTP
	7.00%, 2/15/14	USD	1,000,000	Pay	1.00	6/20/2018	20,175	(37,463)		NR
Morgan Stanley	Hess Corp.								Bankruptcy/ FTP
	7.00%, 2/15/14	USD	1,000,000	Pay	1.00	6/20/2018	22,925	(40,214)		NR
Credit Suisse	Hess Corp.								Bankruptcy/ FTP
	7.00%, 2/15/14	USD	5,000,000	Pay	1.00	9/20/2018	77,494	(155,069)		NR
Credit Suisse	Hess Corp.								Bankruptcy/ FTP
	5.60%, 2/15/41	USD	1,000,000	Pay	1.00	6/20/2018	3,838	(21,126)		BBB
Goldman Sachs	J.C. Penney Corp., Inc.								Bankruptcy/ FTP
	6.38%, 10/15/36	USD	8,000,000	Pay	5.00	3/20/2018	1,450,000	(37,332)		CCC-
Credit Suisse	J.C. Penney Corp., Inc.								Bankruptcy/ FTP
	6.38%, 10/15/36	USD	(5,000,000)	Receive	5.00	3/20/2015	(206,250)	39,387		CCC-
Barclays	J.C. Penney Corp., Inc.								Bankruptcy/ FTP
	6.38%, 10/15/36	USD	(5,000,000)	Receive	5.00	3/20/2015	(206,250)	39,387		CCC-
Barclays	J.C. Penney Corp., Inc.								Bankruptcy/ FTP
	6.38%, 10/15/36	USD	(3,000,000)	Receive	5.00	3/20/2015	(120,000)	19,882		CCC-
Goldman Sachs	JC Penney Corp., Inc.								Bankruptcy/ FTP
	6.38%, 10/15/36	USD	(6,666,000)	Receive	5.00	3/20/2015	(466,620)	244,159		CCC-
Goldman Sachs	JC Penney Corp., Inc.								Bankruptcy/ FTP
	6.38%, 10/15/36	USD	6,666,000	Pay	5.00	3/20/2017	1,316,535	(335,184)		CCC-
Credit Suisse	JC Penney Corp., Inc.								Bankruptcy/ FTP
	6.38%, 10/15/36	USD	3,333,000	Pay	5.00	3/20/2017	683,265	(192,590)		CCC-
Goldman Sachs	J.C. Penney Corp., Inc.								Bankruptcy/ FTP
	6.38%, 10/15/36	USD	5,000,000	Pay	5.00	3/20/2018	900,000	(17,083)		CCC-
Morgan Stanley	JC Penney Corp., Inc.								Bankruptcy/ FTP
	6.38%, 10/15/36	USD	2,500,000	Pay	5.00	6/20/2018	256,250	199,084		CCC-
Credit Suisse	JC Penney Corp., Inc.								Bankruptcy/ FTP
	6.38%, 10/15/36	USD	1,250,000	Pay	5.00	6/20/2018	115,625	112,042		CCC-
Credit Suisse	JC Penney Corp., Inc.								Bankruptcy/ FTP
	6.38%, 10/15/36	USD	1,250,000	Pay	5.00	6/20/2018	103,125	124,542		CCC-
Credit Suisse	JC Penney Corp., Inc.								Bankruptcy/ FTP
	6.38%, 10/15/36	USD	1,250,000	Pay	5.00	6/20/2018	78,125	149,542		CCC-
Morgan Stanley	JC Penney Corp., Inc.								Bankruptcy/ FTP
	6.38%, 10/15/36	USD	1,250,000	Pay	5.00	6/20/2018	121,875	105,792		CCC-
Morgan Stanley	JC Penney Corp., Inc.								Bankruptcy/ FTP
	6.38%, 10/15/36	USD	(5,000,000)	Receive	5.00	12/20/2014	(187,500)	107,916		CCC-
Credit Suisse	JC Penney Corp., Inc.								Bankruptcy/ FTP
	6.38%, 10/15/36	USD	3,333,000	Pay	5.00	12/20/2016	349,965	102,022		CCC-
Goldman Sachs	Masco Corp.								Bankruptcy/ FTP
	6.13%, 10/3/16	USD	500,000	Pay	1.00	12/20/2015	39,569	(45,819)		BBB-
Morgan Stanley	Masco Corp.								Bankruptcy/ FTP
	6.13%, 10/3/16	USD	500,000	Pay	1.00	3/20/2016	30,352	(37,139)		BBB-
Morgan Stanley	Masco Corp.								Bankruptcy/ FTP
	6.13%, 10/3/16	USD	1,000,000	Pay	1.00	6/20/2016	66,736	(81,388)		BBB-
Goldman Sachs	Sears Holdings Corp.								Bankruptcy/ FTP
	7.00%, 6/1/32	USD	400,000	Pay	5.00	3/20/2019	95,000	(24,772)		CCC+
Bank of America	Sears Holdings Corp.								Bankruptcy/ FTP
	7.00%, 6/1/32	USD	400,000	Pay	5.00	3/20/2019	93,000	(22,772)		CCC+
Barclays	Sears Holdings Corp.								Bankruptcy/ FTP
	7.00%, 6/1/32	USD	2,000,000	Pay	5.00	3/20/2019	375,000	(23,862)		CCC+
Goldman Sachs	Sears Holdings Corp.								Bankruptcy/ FTP
	7.00%, 6/1/32	USD	1,000,000	Pay	5.00	3/20/2019	190,000	(14,431)		CCC+
Barclays	Sears Holdings Corp.								Bankruptcy/ FTP
	7.00%, 6/1/32	USD	400,000	Pay	5.00	3/20/2019	74,000	(3,772)		CCC+
Barclays	Sears Holdings Corp.								Bankruptcy/ FTP
	7.00%, 6/1/32	USD	600,000	Pay	5.00	3/20/2019	114,000	(8,659)		CCC+
Goldman Sachs	Sears Holdings Corp.								Bankruptcy/ FTP
	7.00%, 6/1/32	USD	400,000	Pay	5.00	3/20/2019	73,000	(2,772)		CCC+
Barclays	Sears Holdings Corp.								Bankruptcy/ FTP
	7.00%, 6/1/32	USD	400,000	Pay	5.00	3/20/2019	71,000	(772)		CCC+
Barclays	Sears Holdings Corp.								Bankruptcy/ FTP
	7.00%, 6/1/32	USD	1,000,000	Pay	5.00	6/20/2019	185,000	(1,768)		CCC+
Morgan Stanley	SUPERVALU, Inc.								Bankruptcy/ FTP
	8.00%, 5/1/16	USD	2,500,000	Pay	5.00	12/20/2018	(103,413)	(22,445)		B-
Goldman Sachs	SUPERVALU, Inc.								Bankruptcy/ FTP
	8.00%, 5/1/16	USD	2,500,000	Pay	5.00	12/20/2018	(109,079)	(16,779)		B-
Goldman Sachs	SUPERVALU, Inc.								Bankruptcy/ FTP
	8.00%, 5/1/16	USD	2,500,000	Pay	5.00	12/20/2018	(142,039)	16,181		B-
Goldman Sachs	The Markit iTraxx Europe Crossover Index								Bankruptcy/ FTP
	Series 19	EUR	5,096,000	Pay	5.00	6/20/2018	(333,284)	(447,453)		NA
Morgan Stanley	The Markit iTraxx Europe Sub Financials								Bankruptcy/ FTP
	Series 20	EUR	10,000,000	Pay	5.00	12/20/2018	(2,003,612)	(428,491)		NA
Morgan Stanley	Vulcan Materials Co.								Bankruptcy/ FTP
	6.40%, 11/30/17	USD	3,000,000	Pay	5.00	12/20/2016	202,500	(585,139)		BB

Total Credit Default Swaps							3,345,143	(1,721,953)

Total Swap Contracts							$3,345,143	$(1,721,953)

A	If the Fund is paying a fixed rate, the counterparty acts as guarantor of the variable instrument and thus the Fund is a buyer of protection. If the Fund is receiving a fixed rate, the Fund acts as guarantor of the variable instrument and thus is a seller of protection.
B	For contracts to sell protection, the notional amout is equal to the maximum potential amount of the future payments and no recourse has been entered into in association with the contracts.
C	Based on Moody’s or Standard & Poor’s credit rating for the underlying reference instrument entity (unaudited).

FTP=Failure to Pay

NR=Not Rated

NA=Not Applicable

EUR - Euro

USD - United States Dollar

Notes to Schedule of Investments are an integral part of this schedule.

Driehaus Select Credit Fund

Schedule of Investments

March 31, 2014 (unaudited)

SWAPTIONS

Interest Rate Swaptions

Counterparty	Floating Rate Index	Currency	Notional Amount	Pay/ Receive Fixed Rate	Exercise Rate	Expiration Date	Premium Paid (Received)	Market Value
Morgan Stanley	6-Month USD-LIBOR-BBA	USD	100,000,000	Pay	3.00%	9/29/2014	$1,880,000	$1,951,560

Total Interest Rate Swaptions							1,880,000	1,951,560

TOTAL SWAPTIONS							$1,880,000	$1,951,560

USD - United States Dollar

See accompanying Notes to Schedule of Investments.

Driehaus Select Credit Fund

Schedule of Investments

March 31, 2014 (unaudited)

FUTURES CONTRACTS

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Unrealized Appreciation/ (Depreciation)

U.S. 5 Year Treasury Note	(394)	June 2014	$221,098
U.S. 10 Year Treasury Note	(498)	June 2014	204,827
U.S. Treasury Long Bond	(134)	June 2014	(270,498)

Total Futures Contracts			$155,427

See accompanying Notes to Schedule of Investments.

Driehaus Event Driven Fund

Schedule of Investments

March 31, 2014 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
BANK LOANS — 1.28%
Diversified Financial Services — 0.85%
Sears Roebuck Acceptance Corp. 5.50%, 6/30/18[1]	$1,997,500	$2,005,406
Oil & Gas — 0.43%
Shelf Drilling Midco Ltd. (United Arab Emirates) 10.00%, 10/7/18[1]	1,000,000	1,021,250

Total BANK LOANS (Cost $2,981,058)		3,026,656

CORPORATE BONDS — 16.51%
Banks — 2.55%
Royal Bank of Scotland Group PLC (United Kingdom) 5.50%, 11/29/49	4,850,000	6,004,873
Diversified Financial Services — 2.98%
Denver Parent Corp. 12.25%, 8/15/18[2]	7,000,000	7,035,000
Leisure Time — 0.24%
Viking Cruises Ltd. 8.50%, 10/15/22[2]	500,000	567,500
Media — 1.75%
Columbus International, Inc. (Barbados) 7.38%, 3/30/21[2]	4,000,000	4,115,000
Real Estate Management — 0.14%
Newland International Properties Corp. (Panama) 9.50%, 7/3/17	702,000	319,410
Retail — 1.66%
Ruby Tuesday, Inc. 7.63%, 5/15/20	4,375,000	3,904,688
Software — 2.29%
First Data Corp. 10.63%, 6/15/21	1,000,000	1,125,000
First Data Holdings, Inc. 14.50%, 9/24/19[2]	4,547,929	4,275,053

		5,400,053

Telecommunications — 3.69%
Alcatel-Lucent USA, Inc. 8.88%, 1/1/20[2]	1,000,000	1,135,000
Axtel SAB de CV (Mexico) 8.00%, 1/31/20[1]	4,000,000	3,985,000
Nortel Networks Ltd. (Canada) 10.13%, 7/15/14[3]	3,000,000	3,570,000

		8,690,000

Transportation — 1.21%
Ridgebury Crude Tankers LLC (Marshall Islands) 7.63%, 3/20/17[2]	2,800,000	2,863,000

Driehaus Event Driven Fund

Schedule of Investments

March 31, 2014 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
Total CORPORATE BONDS (Cost $38,521,767)		$38,899,524

CONVERTIBLE CORPORATE BONDS — 4.98%
Auto Manufacturers — 1.92%
Ford Motor Co. 4.25%, 11/15/16	$2,500,000	4,526,563
Building Materials — 2.85%
Cemex SAB de CV (Mexico) 3.75%, 3/15/18	4,700,000	6,723,937
Oil & Gas — 0.21%
Alon USA Energy, Inc. 3.00%, 9/15/18[2]	400,000	481,750

Total CONVERTIBLE CORPORATE BONDS (Cost $11,609,966)		11,732,250

COMMON STOCK — 31.49%
Auto Manufacturers — 3.12%
Ford Otomotiv Sanayi AS (Turkey)	30,000	306,351
General Motors Co.	202,398	6,966,539
Motors Liquidation Co. GUC Trust*	2,555	73,712

		7,346,602

Biotechnology — 1.91%
Agenus, Inc.*	179,839	570,090
Ambit Biosciences Corp.*	17,708	161,497
XOMA Corp.*	722,338	3,763,381

		4,494,968

Commercial Services — 3.48%
Anhanguera Educacional Participacoes SA (Brazil)	1,250,000	7,712,649
Xoom Corp.*	25,000	488,000

		8,200,649

Distribution/Wholesale — 1.85%
Rentrak Corp.*	72,454	4,367,527
Household Products/Wares — 0.98%
CSS Industries, Inc.	86,029	2,322,783
Internet — 0.43%
Digital Garage, Inc. (Japan)	59,732	1,017,380
Media — 2.15%
Grupo Televisa SAB — Spon. ADR (Mexico)	152,000	5,060,080
Mining — 1.14%
African Minerals Ltd. (United Kingdom)*	1,035,154	2,696,612
Oil & Gas — 2.53%
Genel Energy PLC (United Kingdom)*	202,118	3,309,101
Pacific Rubiales Energy Corp. (Colombia)	147,000	2,647,463

		5,956,564

Driehaus Event Driven Fund

Schedule of Investments

March 31, 2014 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
Pharmaceuticals — 6.61%
AcelRx Pharmaceuticals, Inc.*	457,337	$5,492,618
Aquinox Pharmaceuticals, Inc. (Canada)*	184,300	2,346,139
Heron Therapeutics, Inc.*	357,979	4,979,488
Mirati Therapeutics, Inc.*	71,803	1,369,283
Revance Therapeutics, Inc.*	43,916	1,383,354

		15,570,882

Semiconductors — 2.96%
Applied Micro Circuits Corp.*	706,227	6,991,647
Software — 2.42%
inContact, Inc.*	593,339	5,696,054
Telecommunications — 1.91%
8x8, Inc.*	416,786	4,505,457

Total COMMON STOCK (Cost $73,823,803)		74,227,205

CONVERTIBLE PREFERRED STOCK — 0.00%
Auto Manufacturers — 0.00%
General Motors Corp. Senior Convertible Preferred Escrow — B 5.25%, 3/6/34[4]	25,000	—
General Motors Corp. Senior Convertible Preferred Escrow — C 7.25%, 4/15/41[4]	162,750	—

		—

Total CONVERTIBLE PREFERRED STOCK (Cost $1,877)		—

PURCHASED CALL OPTIONS — 0.67%
Conn’s Inc., Exercise Price: $70.00, Expiration Date: April, 2014*	225	—
NII Holdings, Inc., Exercise Price: $3.00, Expiration Date: June, 2014*	1,451	—
Nuance Communications, Inc., Exercise Price: $19.00, Expiration Date: July, 2014*	513	32,319
SPDR Gold Trust, Exercise Price: $130.00, Expiration Date: January, 2015*	450	218,250
Synaptics, Inc., Exercise Price: $65.00, Expiration Date: September, 2014*	700	357,000
Synaptics, Inc., Exercise Price: $70.00, Expiration Date: September, 2014*	1,300	494,000
World Wrestling Entertainment, Inc., Exercise Price: $25.00, Expiration Date: July, 2014*	850	484,500
Xoom Corp., Exercise Price: $35.00, Expiration Date: April, 2014*	500	—

Total PURCHASED CALL OPTIONS (Cost $2,119,922)		1,586,069

Driehaus Event Driven Fund

Schedule of Investments

March 31, 2014 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
PURCHASED PUT OPTIONS — 0.98%
Crude Oil Futures, Exercise Price: $99.00, Expiration Date: June, 2014*	250	$697,500
Crude Oil Futures, Exercise Price: $100.00, Expiration Date: May, 2014*	40	83,600
Life Time Fitness, Inc., Exercise Price: $45.00, Expiration Date: August, 2014*	850	127,500
SPDR Gold Trust, Exercise Price: $130.00, Expiration Date: January, 2015*	450	488,250
SPDR S&P Biotech Series Trust, Exercise Price: $135.00, Expiration Date: June, 2014*	610	420,900
SPDR S&P Biotech Series Trust, Exercise Price: $140.00, Expiration Date: June, 2014*	450	495,900

Total PURCHASED PUT OPTIONS (Cost $2,299,926)		2,313,650

SHORT-TERM INVESTMENTS — 35.79%
Northern Institutional U.S. Government Select Portfolio 0.01%	84,352,405	84,352,405

Total SHORT-TERM INVESTMENTS (Cost $84,352,405)		84,352,405

WARRANTS — 0.01%
General Motors Co. — CW 16, Strike Price $10.00, Expiration Date 7/10/16*	491	12,197
General Motors Co. — CW 19, Strike Price $18.33, Expiration Date 7/10/19*	491	8,548

Total WARRANTS (Cost $15,961)		20,745

TOTAL INVESTMENTS (Cost $215,726,685)	91.71%	216,158,504

Other Assets less Liabilities	8.29%	19,535,590

Net Assets	100.00%	$235,694,094

Driehaus Event Driven Fund

Schedule of Investments

March 31, 2014 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
SECURITIES SOLD SHORT — (11.82)%
CORPORATE BONDS — (1.00)%
Leisure Time — (0.22)%
MISA Investments Ltd. (Bermuda) 8.63%, 8/15/18[2]	$(500,000)	$(517,500)
Retail — (0.78)%
Sears Holdings Corp. 6.63%, 10/15/18	(2,000,000)	(1,840,000)

Total CORPORATE BONDS (Proceeds $2,391,216)		(2,357,500)

CONVERTIBLE CORPORATE BONDS — (0.46)%
Software — (0.46)%
Nuance Communications, Inc. 2.75%, 8/15/27	(1,000,000)	(1,079,375)

Total CONVERTIBLE CORPORATE BONDS (Proceeds $1,043,789)		(1,079,375)

COMMON STOCK — (2.99)%
Auto Manufacturers — (1.67)%
Ford Motor Co.	(252,683)	(3,941,855)
Internet — (0.34)%
Kakaku.com, Inc. (Japan)	(49,500)	(805,217)
Telecommunications — (0.98)%
America Movil SAB de CV ADR (Mexico)	(116,000)	(2,306,080)

Total COMMON STOCK (Proceeds $7,112,496)		(7,053,152)

WRITTEN CALL OPTIONS — (0.11)%
World Wrestling Entertainment, Inc., Exercise Price: $30.00, Expiration Date: July, 2014*	(650)	(234,000)
World Wrestling Entertainment, Inc., Exercise Price: $40.00, Expiration Date: July, 2014*	(200)	(26,000)

Total WRITTEN CALL OPTIONS (Premiums received $149,072)		(260,000)

EXCHANGE-TRADED FUND — (7.26)%
iShares Russell 2000 ETF	(147,000)	(17,101,980)

Total EXCHANGE-TRADED FUND (Proceeds $17,215,805)		(17,101,980)

TOTAL INVESTMENT SECURITIES SOLD SHORT (Proceeds $27,912,378)	(11.82)%	$(27,852,007)

*	Non-income producing security.

Driehaus Event Driven Fund

Schedule of Investments

March 31, 2014 (unaudited)

[1]	Variable rate security.
[2]	144A restricted security.
[3]	Security is in default.
[4]	Security valued at fair value as determined in good faith by Driehaus Capital Management LLC, investment adviser to the Fund, in accordance with procedures established by, and under the general supervision of, the Trust’s Board of Trustees.

Percentages are stated as a percent of net assets.

See accompanying Notes to Schedule of Investments.

Driehaus Event Driven Fund

Schedule of Investments

March 31, 2014 (unaudited)

SWAP CONTRACTS

Credit Default Swaps

Counterparty	Reference Instrument	Currency	Notional AmountB	Pay/ ReceiveA Fixed Rate	Fixed Rate	Expiration Date	Premium Paid (Received)	Unrealized Appreciation/ (Depreciation)	Credit Event	RatingC
Goldman Sachs	First Data Corp.								Bankruptcy/
	12.63%, 1/15/21	USD	1,000,000	Pay	5.00%	3/20/2019	$—	$(21,330)	FTP	B-
Goldman Sachs	First Data Corp.								Bankruptcy/
	12.63%, 1/15/21	USD	1,500,000	Pay	5.00	6/20/2019	(10,133)	(8,658)	FTP	B-
Goldman Sachs	First Data Corp.								Bankruptcy/
	12.63%, 1/15/21	USD	2,000,000	Pay	5.00	6/20/2019	(25,335)	281	FTP	B-

Total Credit Default Swaps							(35,468)	(29,707)

Total Swap Contracts							$(35,468)	$(29,707)

A	If the Fund is paying a fixed rate, the counterparty acts as guarantor of the variable instrument and thus the Fund is a buyer of protection. If the Fund is receiving a fixed rate, the Fund acts as guarantor of the variable instrument and thus is a seller of protection.
B	For contracts to sell protection, the notional amout is equal to the maximum potential amount of the future payments and no recourse has been entered into in association with the contracts.
C	Based on Moody’s or Standard & Poor’s credit rating for the underlying reference instrument entity (unaudited).

FTP=Failure to Pay

NR=Not Rated

NA=Not Applicable

EUR - Euro

USD - United States Dollar

See accompanying Notes to Schedule of Investments.

Driehaus Mutual Funds

Notes to Schedules of Investments (unaudited)

March 31, 2014

A.	ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Organization

The Driehaus Mutual Funds (the “Trust”) is an open-end registered management investment company, organized as a Delaware statutory trust, with ten separate series currently in operation. The Trust was organized under an Agreement and Declaration of Trust dated May 31, 1996, as subsequently amended and restated as of June 6, 2013, and may issue an unlimited number of full and fractional units of beneficial interest (shares) without par value. The Driehaus Active Income Fund (the “Active Income Fund”) commenced operations on June 1, 2009 following the receipt of the assets and liabilities of the Lotsoff Capital Management Active Income Fund (the “Acquired Fund”) pursuant to a plan of reorganization approved by the shareholders of the Acquired Fund. The reorganization was accomplished by a tax-free exchange of Acquired Fund shares for an equal number of shares of the Active Income Fund as of June 1, 2009. The Active Income Fund seeks to provide current income and capital appreciation. The Active Income Fund was closed to new investors as of March 1, 2011. The Driehaus Select Credit Fund (the “Select Credit Fund”) commenced operations on September 30, 2010. The Select Credit Fund seeks to provide positive returns under a variety of market conditions. The Select Credit Fund was closed to new investors as of January 31, 2014. The Driehaus Event Driven Fund (the “Event Driven Fund” and together with the Active Income Fund and Select Credit Fund, the “Funds”) commenced operations on August 26, 2013, following the receipt of the assets and liabilities of the Driehaus Credit Opportunities Fund, L.P. The Event Driven Fund seeks to provide positive returns over full market cycles.

Significant Accounting Policies

The presentation of financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses. Actual results may differ from those estimates.

Securities Valuation

Investments in securities traded on a national securities exchange, including exchange-traded futures and options, are valued at the last reported sales or settlement price on the day of valuation and are generally classified as level 1. Securities traded on the Nasdaq markets are valued at the Nasdaq Official Closing Price (“NOCP”) and are generally classified as level 1. Exchange-traded securities for which no sale was reported and Nasdaq-traded securities for which there is no NOCP are valued at the mean of the closing bid and ask prices from the exchange the security is primarily traded on and are generally classified as level 1. Long-term fixed income securities are valued at the representative quoted bid price when held long or the representative quoted ask price if sold short or, if such prices are not available, at prices for securities of comparable maturity, quality and type or as determined by an independent pricing service and are generally classified as level 2. Short-term investments with remaining maturities of 60 days or less at the time of purchase are stated at amortized cost, which approximates fair value. If amortized cost does not approximate fair value, short-term securities are reported at fair value. These securities are generally classified as level 2. Swaps, forward foreign currency contracts and other financial derivatives are valued daily, primarily by an independent pricing service using pricing models and are generally classified as level 2. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, dividends and exchange rates. If valuations are not available from the independent pricing service or values received are deemed not representative of market value, values will be obtained from a third party broker-dealer or counterparty. Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from an independent pricing service. Securities for which market quotations are not readily available are valued at their fair value as determined in good faith in accordance with procedures established by or under the direction of the Trust’s Board of Trustees and are generally classified as level 3. Under these procedures, the Funds primarily employ a market-based approach which may use related or comparable assets or liabilities, recent transactions,

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Notes to Schedules of Investments (unaudited) — (Continued)

March 31, 2014

market multiples, book values and other relevant information for the investment to determine the fair value of the investment. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market existed for the investments, and such differences could be material.

Each Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

Level 1 — quoted prices for active markets for identical securities

Level 2 — significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The Funds adopted the Financial Accounting Standards Board (“FASB”) amendments to authoritative guidance which require the Funds to disclose details of transfers in and out of Level 1 and Level 2 measurements and Level 2 and Level 3 measurements and the reasons for the transfers. During the period ended March 31, 2014, there were no significant transfers between levels for the Active Income Fund, Select Credit Fund or Event Driven Fund. It is the Funds’ policy to recognize transfers into and out of all levels at the end of the reporting period.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Active Income Fund’s investments as of March 31, 2014:

	Level 1	Level 2	Level 3	Total
Assets

Asset-Backed Securities	$—	$198,707,364	$—	$198,707,364
Bank Loans	—	1,240,885,487	—	1,240,885,487
Common Stocks
Auto Manufacturers	34,329,180	—	—	34,329,180
Convertible Corporate Bonds	—	231,511,987	—	231,511,987
Convertible Preferred Stocks
Auto Manufacturers	—	—	—	—
Banks	29,545,791	—	—	29,545,791
Corporate Bonds	—	1,326,711,573	—	1,326,711,573
Preferred Stocks
Banks	46,684,693	—	—	46,684,693
Diversified Financial Services	25,920,542	—	—	25,920,542
Holding Companies-Diversified	—	61,274,347	—	61,274,347
Telecommunications	—	44,464,404	—	44,464,404
Purchased Put Options	5,487,210	—	—	5,487,210
Short-Term Investments	8,033,281	—	—	8,033,281
U.S. Government and Agency Securities	—	187,313,144	—	187,313,144

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Notes to Schedules of Investments (unaudited) — (Continued)

March 31, 2014

Warrants	21,138,042	—	—	21,138,042

Total	$171,138,739	$3,290,868,306	$—	$3,462,007,045

Liabilities
Common Stocks
Auto Manufacturers	$(54,474,186)	$—	$—	$(54,474,186)
Banks	(10,807,121)	—	—	(10,807,121)
Healthcare-Services	(6,053,461)	—	—	(6,053,461)
Internet	(25,835,414)	—	—	(25,835,414)
Lodging	(15,360,167)	—	—	(15,360,167)
Real Estate Investment Trusts	(42,809,697)	—	—	(42,809,697)
Corporate Bonds	—	(84,804,459)	—	(84,804,459)
Exchange-Traded Fund	(23,019,378)	—	—	(23,019,378)

Total	$(178,359,424)	$(84,804,459)	$—	$(263,163,883)

Other Financial Instruments*
Credit Default Swaps – Assets	$—	$36,645,864	$—	$36,645,864
Credit Default Swaps – Liabilities	—	(51,907,521)		(51,907,521)
Futures Contracts	1,146,641	—	—	1,146,641
Interest Rate Swaptions	—	5,854,680	—	5,854,680

Total	$1,146,641	$(9,406,977)	$—	$(8,260,336)

*	Other financial instruments are swap and futures contracts and interest rate swaptions, which are detailed in the Schedule of Investments.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value in the Active Income Fund:

Investments, at Value
Balance as of December 31, 2013	$—
Net realized gain (loss)	—
Change in net unrealized appreciation (depreciation)	—
Purchases	—
Sales	—
Transfers in and/or out of Level 3	—

Balance as of March 31, 2014	$—

As of March 31, 2014, the Active Income Fund held Level 3 investments in General Motors Corp. senior convertible preferred stock, valued at fair value as determined in good faith in accordance with procedures established by or under the direction of the Trust’s Board of Trustees. As a part of the ongoing restructuring of General Motors, any value previously ascribed to these holdings has been transferred to the General Motors Co. Motors Liquidation Co. GUC Trust common stock, which is freely and actively traded, and therefore the senior convertible preferred stock was fair valued at $0.

Driehaus Mutual Funds

Notes to Schedules of Investments (unaudited) — (Continued)

March 31, 2014

The following is a summary of the inputs used to value the Select Credit Fund’s investments as of March 31, 2014:

	Level 1	Level 2	Level 3	Total
Assets
Asset-Backed Securities	$—	$13,455,884	$—	$13,455,884
Bank Loans	—	208,108,643	—	208,108,643
Common Stocks
Auto Manufacturers	21,070,836	—	—	21,070,836
Household Products/Wares	2,085,210	—	—	2,085,210
Packaging & Containers	1,157,500	—	—	1,157,500
Telecommunications	7,617,384	—	—	7,617,384
Convertible Corporate Bonds	—	70,544,565	—	70,544,565
Convertible Preferred Stocks
Real Estate Investment Trusts	7,931,137	—	—	7,931,137
Corporate Bonds	—	465,087,901	2,450,000	467,537,901
Purchased Call Options	748,000	—	—	748,000
Purchased Put Options	1,764,690	—	—	1,764,690
Short-Term Investments	7,122,527	—	—	7,122,527
Warrants	376,884	—	—	376,884

Total	$49,874,168	$757,196,993	$2,450,000	$809,521,161

Liabilities
Common Stocks
Electrical Components & Equipment	$(10,127,478)	$—	$—	$(10,127,478)
Healthcare-Services	(1,305,033)	—	—	(1,305,033)
Internet	(2,744,874)	—	—	(2,744,874)
Lodging	(6,083,772)	—	—	(6,083,772)
Real Estate Investment Trusts	(2,577,549)	—	—	(2,577,549)
Corporate Bonds	—	(29,071,173)	—	(29,071,173)
Exchange-Traded Fund	(5,754,813)	—	—	(5,754,813)
Written Put Options	(608,880)	—	—	(608,880)

Total	$(29,202,399)	$(29,071,173)	$—	$(58,273,572)

Other Financial Instruments*
Credit Default Swaps – Assets	$—	$8,483,126	$—	$8,483,126
Credit Default Swaps – Liabilities	—	(6,859,936)	—	(6,859,936)
Futures Contracts	155,427	—	—	155,427
Interest Rate Swaptions	—	1,951,560	—	1,951,560

Total	$155,427	$3,574,750	$—	$3,730,177

*	Other financial instruments are swap and futures contracts and interest rate swaptions, which are detailed in the Schedule of Investments.

Driehaus Mutual Funds

Notes to Schedules of Investments (unaudited) — (Continued)

March 31, 2014

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value in the Select Credit Fund:

Investments, at Value
Balance as of December 31, 2013	$2,625,000
Net realized gain (loss)	—
Change in net unrealized appreciation (depreciation)	(175,000)
Purchases	—
Sales	—
Transfers in and/or out of Level 3	—

Balance as of March 31, 2014	$2,450,000

As of March 31, 2014, the Select Credit Fund held Level 3 investments, including Cuco Resources Ltd. (corporate bond and warrant), valued at fair value as determined in good faith in accordance with procedures established by or under the direction of the Trust’s Board of Trustees. Factors considered in fair valuing the bond position included the likelihood and pricing of a successful equity raise by the company and the implications of failing to raise additional equity, including a possible restructuring. Given these considerations, the likelihood of the various scenarios and the expected outcome for each scenario, the bond position was fair valued at 70% of its principal amount. In addition, taking into consideration the strike price for the warrants, the current equity valuations in the mining space, the uncertainty regarding the potential success of a future equity raise and the potential for a future restructuring, the warrant was fair valued at $0. The Select Credit Fund also held an investment in General Motors Corp. senior convertible preferred stock, which was valued in the same manner as described above for the Active Income Fund.

The following is a summary of the inputs used to value the Event Driven Fund’s investments as of March 31, 2014:

	Level 1	Level 2	Level 3	Total
Assets
Bank Loans	$—	$3,026,656	$—	$3,026,656
Common Stocks
Auto Manufacturers	7,346,602	—	—	7,346,602
Biotechnology	4,494,968	—	—	4,494,968
Commercial Services	8,200,649	—	—	8,200,649
Distribution/Wholesale	4,367,527	—	—	4,367,527
Household Products/Wares	2,322,783	—	—	2,322,783
Internet	1,017,380	—	—	1,017,380
Media	5,060,080	—	—	5,060,080
Mining	2,696,612	—	—	2,696,612
Oil & Gas	5,956,564	—	—	5,956,564
Pharmaceuticals	15,570,882	—	—	15,570,882
Semiconductors	6,991,647	—	—	6,991,647
Software	5,696,054	—	—	5,696,054
Telecommunications	4,505,457	—	—	4,505,457
Convertible Corporate Bonds	—	11,732,250	—	11,732,250
Convertible Preferred Stocks
Auto Manufacturers	—	—	—	—
Corporate Bonds	—	38,899,524	—	38,899,524
Purchased Call Options	1,586,069	—	—	1,586,069
Purchased Put Options	2,313,650	—	—	2,313,650
Short-Term Investments	84,352,405	—	—	84,352,405

Driehaus Mutual Funds

Notes to Schedules of Investments (unaudited) — (Continued)

March 31, 2014

Warrants	20,745	—	—	20,745

Total	$162,500,074	$53,658,430	$—	$216,158,504

Liabilities
Common Stocks
Auto Manufacturers	$(3,941,855)	$—	$—	$(3,941,855)
Internet	(805,217)	—	—	(805,217)
Telecommunications	(2,306,080)	—	—	(2,306,080)
Convertible Corporate Bonds	—	(1,079,375)	—	(1,079,375)
Corporate Bonds	—	(2,357,500)	—	(2,357,500)
Exchange-Traded Fund	(17,101,980)	—	—	(17,101,980)
Written Call Options	(260,000)	—	—	(260,000)

Total	$(24,415,132)	$(3,436,875)	$—	$(27,852,007)

Other Financial Instruments*
Credit Default Swaps – Assets	$—	$281	$—	$281
Credit Default Swaps – Liabilities	—	(65,456)	—	(65,456)

Total	$—	$(65,175)	$—	$(65,175)

*	Other financial instruments are swap contracts, which are detailed in the Schedule of Investments.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value in the Event Driven Fund:

Investments, at Value
Balance as of December 31, 2013	$—
Realized gain (loss)	—
Change in net unrealized appreciation (depreciation)	—
Purchase	—
Sales	—
Transfers in and/or out of Level 3	—

Balance as of March 31, 2014	$—

As of March 31, 2014, the Event Driven Fund held Level 3 investments in General Motors Corp. senior convertible preferred stock, which were valued in the same manner as described above for the Active Income Fund.

B. INVESTMENTS IN DERIVATIVES

Swap Contracts

The Funds are subject to credit risk and interest rate risk exposure in the normal course of pursuing their investment objectives. The Funds may engage in various swap transactions, including forward rate agreements and interest rate, currency, index and total return swaps, primarily to manage duration and yield curve risk, or as alternatives to direct investments. In addition to the swap contracts described above, the Funds may also engage in credit default swaps which

Driehaus Mutual Funds

Notes to Schedules of Investments (unaudited) — (Continued)

March 31, 2014

involve the exchange of a periodic premium for protection against a defined credit event (such as payment default, refinancing or bankruptcy).

Interest rate swaps are agreements between two parties to exchange cash flows based on a notional principal amount. The Funds may elect to pay a fixed rate and receive a floating rate or receive a floating rate and pay a fixed rate on a notional principal amount. The net interest received or paid on interest rate swap agreements is accrued daily as interest income/expense. Interest rate swaps are marked-to-market daily using fair value estimates provided by an independent pricing service. Changes in value, including accrued interest, are recorded as unrealized appreciation (depreciation). Unrealized gains are reported as an asset and unrealized losses are reported as a liability. The change in value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is reported as unrealized gains or losses. Gains or losses are realized upon termination of the contracts. The risk of loss under a swap contract may exceed the amount recorded as an asset or a liability.

Under the terms of a credit default swap contract, one party acts as a guarantor receiving a periodic payment that is a fixed percentage applied to a notional amount. In return, the party agrees to purchase the notional amount of the underlying instrument, at par, if a credit event occurs during the term of the contract. Each Fund may enter into credit default swaps in which the Fund acts as guarantor (a seller of protection), and may enter into credit default swaps in which the counterparty acts as guarantor (a buyer of protection). Premiums paid to or by the Funds are accrued daily and included in realized gain (loss) on swaps. The contracts are marked-to-market daily using fair value estimates provided by an independent pricing service. Changes in value are recorded as unrealized appreciation (depreciation). Unrealized gains are reported as an asset and unrealized losses are reported as a liability. The change in value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps is reported as unrealized gains or losses. Gains or losses are realized upon termination of the contracts. The risk of loss under a swap contract may exceed the amount recorded as an asset or a liability. The notional amount of a swap contract is the reference amount pursuant to which the counterparties make payments. For swaps in which the referenced obligation is an index, in the event of default of any debt security included in the corresponding index, the Fund pays or receives the percentage of the corresponding index that the defaulted security comprises (1) multiplied by the notional value and (2) multiplied by the ratio of one minus the ratio of the market value of the defaulted debt security to its par value. The maximum exposure to loss of the notional value as a seller of credit default swaps outstanding at March 31, 2014 for Active Income Fund, Select Credit Fund and Event Driven Fund was $23,334,000, $24,666,000 and $0, respectively.

Risks associated with swap contracts include changes in the returns of underlying instruments, failure of the counterparties to perform under the contracts’ terms and the possible lack of liquidity with respect to the contracts. Credit default swaps can involve greater risks than if an investor had invested in the reference obligation directly since, in addition to general market risks, credit default swaps are subject to counterparty credit risk, leverage risk, hedging risk, correlation risk and liquidity risk. The Funds disclose swap contracts on a gross basis, with no netting of contracts held with the same counterparty. As of March 31, 2014, the Funds had outstanding swap contracts as listed on the Schedule of Investments.

Futures Contracts

The Funds may enter into futures contracts to produce incremental earnings, hedge existing positions or protect against market changes in the value of equities or interest rates. Upon entering into a futures contract with a broker, a Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities. With futures, there is minimal counterparty credit risk to the Funds since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures contract against default. As of March 31, 2014, the Funds had outstanding futures contracts as listed in the Schedule of Investments.

Driehaus Mutual Funds

Notes to Schedules of Investments (unaudited) — (Continued)

March 31, 2014

Options Contracts

The Funds may use options contracts to hedge downside risk on their fixed income holdings, produce incremental earnings or protect against market changes in the value of equities or interest rates. The Funds may write covered call and put options on futures, swaps, securities or currencies the Funds own or in which they may invest. Writing put options tends to increase a Fund’s exposure to the underlying instrument. Writing call options tends to decrease a Fund’s exposure to the underlying instrument. When a Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding in the Schedule of Investments. Payments received or made, if any, from writing options with premiums to be determined on a future date are reflected as such in the Schedule of Investments. Premiums received from writing options that expire are treated as realized gains. Premiums received from writing options that are exercised or closed are added to the proceeds or offset against amounts paid on the underlying future, swap, security or currency transaction to determine the realized gain or loss. A Fund, as a writer of an option, has no control over whether the underlying future, swap, security or currency may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the future, swap, security or currency underlying the written option. The risk exists that a Fund may not be able to enter into a closing transaction because of an illiquid market. In addition, to the extent a Fund purchases an over-the-counter (“OTC”) option, it is subject to credit risk that the counterparty to the trade does not perform under the contract’s terms. The Funds are not subject to credit risk on OTC options written as the counterparty has already performed its obligation by paying the premium at the inception of the contract.

The premium amount and the number of option contracts written by the Active Income Fund during the period ended March 31, 2014, were as follows:

	Number of	Premium
Active Income Fund	Contracts	Amount
Options outstanding at December 31, 2013	—	$—
Options written	—	—
Options closed	—	—
Options expired	—	—

Options outstanding at March 31, 2014	—	$—

The premium amount and the number of option contracts written by the Select Credit Fund during the period ended March 31, 2014, were as follows:

	Number of	Premium
Select Credit Fund	Contracts	Amount
Options outstanding at December 31, 2013	—	$—
Options written	10,320	829,949
Options closed	—	—
Options expired	—	—

Options outstanding at March 31, 2014	10,320	$829,949

Driehaus Mutual Funds

Notes to Schedules of Investments (unaudited) — (Continued)

March 31, 2014

The premium amount and the number of option contracts written by the Event Driven Fund during the period ended March 31, 2014, were as follows:

	Number of	Premium
Event Driven Fund	Contracts	Amount
Options outstanding at December 31, 2013	500	$34,482
Options written	3,835	533,253
Options closed	(2,326)	(311,242)
Options expired	(659)	(52,442)
Options exercised	(500)	(54,979)

Options outstanding at March 31, 2014	850	$149,072

The Funds may also purchase put and call options. Purchasing call options tends to increase a Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease a Fund’s exposure to the underlying instrument. A Fund pays a premium which is included in its Schedule of Investments as an investment and subsequently marked-to-market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying future, swap, security or currency transaction to determine the realized gain or loss. When entering into purchased option contracts, a Fund bears the risk of securities prices moving unexpectedly, in which case, a Fund may not achieve the anticipated benefits of the purchased option contracts; however, the risk of loss is limited to the premium paid. As of March 31, 2014, the Funds had outstanding options as listed on the Schedule of Investments.

Swaptions

An option on a swap contract, also called a “swaption,” is an option that gives the buyer the right, but not the obligation, to enter into a swap on a future date in exchange for paying a market-based “premium.” A call or receiver swaption gives the owner the right to receive the total return of a specified asset, reference rate, or index swap. A put or payer swaption gives the owner the right to pay the total return of a specified asset, reference rate, or index swap. Swaptions also include options that allow an existing swap to be terminated or extended by one of the counterparties. As of March 31, 2014, the Funds had outstanding swaptions as listed on the Schedule of Investments.

Forward Foreign Currency Contracts

The Funds may use forward foreign currency contracts to manage foreign currency, to produce incremental earnings or hedge existing positions. A forward foreign currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are principally traded in the inter-bank market conducted directly between currency traders (usually large commercial banks) and their customers.

The market value of a forward foreign currency contract fluctuates with changes in currency exchange rates. Outstanding forward foreign currency contracts are valued daily at current market rates and the resulting change in market value is recorded as unrealized appreciation or depreciation. When a forward foreign currency contract is settled, the Fund records a realized gain or loss equal to the difference between the value at the time the forward foreign currency contract was opened and the value at the time it was settled. A forward foreign currency contract may involve market risk in excess of the unrealized gain or loss. In addition, the Funds could be exposed to a credit risk if the counterparties are unable or unwilling to meet the terms of the contracts or if the value of the foreign currency changes unfavorably. The Active Income Fund, Select Credit Fund and Event Driven Fund did not enter into any forward foreign currency contracts during the period January 1, 2014 through March 31, 2014.

Driehaus Mutual Funds

Notes to Schedules of Investments (unaudited) — (Continued)

March 31, 2014

Other

The Trust records security transactions based on trade date. Realized gains and losses on sales of securities are calculated using the first-in, first-out method. Dividend income is recognized on the ex-dividend date, and interest income is recognized on an accrual basis. Discounts and premiums on securities purchased are amortized over the lives of the respective securities using the effective yield method. Withholding taxes on foreign dividends and interest have been provided for in accordance with the Trust’s understanding of the applicable country’s tax rules and rates.

Pursuant to the terms of certain of the senior unsecured loan agreements, the Funds may have unfunded loan commitments, which are callable on demand. Each Fund will have available with its custodian, cash and/or liquid securities having an aggregate value at least equal to the amount of the unfunded senior loan commitments. At March 31, 2014, the Active Income Fund, Select Credit Fund and Event Driven Fund had no unfunded senior loan commitments.

With respect to the senior loans held in each Fund’s portfolio, the Funds may: 1) invest in assignments; 2) act as a participant in primary lending syndicates; or 3) invest in participations. If a Fund purchases a participation of a senior loan interest, the Fund would typically enter into a contractual agreement with the lender or other third party selling the participation, rather than directly with the borrower. As such, the Fund not only assumes the credit risk of the borrower, but also that of the selling participant or other persons interpositioned between the Fund and the borrower. At March 31, 2014, the Funds had no such outstanding senior loan participation commitments.

B. FEDERAL INCOME TAXES

At March 31, 2014, gross unrealized appreciation and depreciation on investments, based on cost for Federal income tax purposes, were as follows:

	Active Income Fund	Select Credit Fund	Event Driven Fund
Cost of investments	$3,339,263,632	$794,193,523	$215,726,685

Gross unrealized appreciation	$176,895,449	$39,731,394	$5,379,134
Gross unrealized depreciation	(54,152,036)	(24,403,756)	(4,944,440)

Net unrealized appreciation (depreciation) on investments	$122,743,413	$15,327,638	$434,694

The difference between cost amounts for financial statement and Federal income tax purposes is due primarily to the tax deferral of losses on wash sales.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or
15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Driehaus Mutual Funds

By (Signature and Title)*	/s/ Robert H. Gordon
Robert H. Gordon, President
(principal executive officer)

Date	May 28, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Robert H. Gordon
Robert H. Gordon, President
(principal executive officer)

Date	May 28, 2014

By (Signature and Title)*	/s/ Michelle L. Cahoon
Michelle L. Cahoon, Vice President and Treasurer
(principal financial officer)

Date	May 28, 2014

*	Print the name and title of each signing officer under his or her signature.